GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                                 (215) 988-7800

                                                     Terrance James Reilly, Esq.
                                                    Direct Dial:  (215) 988-7815
                                                     E-mail:  reillyte@gtlaw.com


                                 August 15, 2005

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

      Re:  The World Funds, Inc.
           SEC File Nos. 333-29289/811-8255

Ladies and Gentlemen:

      On behalf of The World Funds, Inc. (the "Company"), attached herewith for filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 45 to the Company's Registration Statement on Form N-1A ("PEA No. 45"). PEA No. 45 applies only to the REMS Real Estate Value - Opportunity Fund (the "Fund"), a new series of shares of the Company. It is proposed that PEA No. 45 become effective seventy-five days after filing pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

      PEA No. 45 is being filed to create a new series of shares of the Company: the REMS Real Estate Value - Opportunity Fund. The Fund currently intends to issue one class of shares. The Fund's investment objective is long-term growth of capital and current income. The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940, as amended. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. These include securities issued by real estate investment trusts ("REITs") and real estate operating companies. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior written notice.

      The Fund is substantially the same as the REMS Real Estate Value - Opportunity Fund, a series of shares offered by Hillview Investment Trust II (the "Hillview Fund"). The Fund is being created to be the successor by reorganization to the Hillview Fund pursuant to a shell reorganization. Subject to the appropriate approval by the shareholders of the Hillview Fund, the shell reorganization is expected to occur on or about November 1, 2005.

      At the time of the shell reorganization, the Company expects to file an additional post-effective amendment to its registration on Form N-1A pursuant to paragraph (b) of Rule 485 under the 1933 Act to: (i) adopt the financials and performance of the Hillview Fund; (ii) incorporate by reference the audited financial information for the Hillview Fund for its most recent fiscal year ended June 30, 2005; (iii) add appropriate exhibits and consents; and (iv) respond to any material comments from the Commission.

      Questions concerning PEA No. 45 may be directed to Terrance James Reilly at (215) 988-7815, or in his absence, Steven M. Felsenstein at (215) 988-7837.

                               Very truly yours,

                               /s/ Terrance James Reilly
                               Terrance James Reilly


cc:   Mary A. Cole
      Steven M. Felsenstein
      John Pasco, III

         As filed with the Securities and Exchange Commission on August 15, 2005

                                                      Registration No. 333-29289
                                                              File No.  811-8255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.  45                           |_X|
                                    -----


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.  46                                          |_X|
                     -------


                        (Check appropriate box or boxes)

                              THE WORLD FUNDS, INC.
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (800)-527-9525
             ----------------------------------------------------
             (Registrant's Telephone Number, Including Area Code)

                           Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
       --
      |_|  immediately upon filing pursuant to paragraph (b)
       --
      | |   on ____________________ pursuant to paragraph (b)
       --
      |  |  60 days after filing pursuant to paragraph (a)(1)
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      |X_|  75 days after filing pursuant to paragraph (a)(2)
       --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Common Stock

                                TABLE OF CONTENTS



1. Part A: Prospectus for REMS Real Estate Value-Opportunity Fund

2. Part B: Statement of Additional Information for REMS Real Estate Value-Opportunity Fund

3. Part C

     TABLE OF CONTENTS

                        PAGE

Risk/Return Summary......1
Fees and Expenses........2
Objective and Strategies.3
Risk Factors.............4
Disclosure of Portfolio Holdings    6
Management...............7
Shareholder Information..9
Purchasing Shares.......10
Redeeming Shares........12
Additional Information..13
Distribution and Taxes..16
[GRAPHIC OMITTED]

You'll find more information about the Fund in the following documents: The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year. For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated November 1, 2005, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and the SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: worldfundsonline.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)

                              SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED AUGUST 15, 2005 A Registration Statement related to these securities has been filed with the U. S. Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Prospectus
November 1, 2005

REMS Real Estate Value-Opportunity Fund

Series of The World Funds, Inc.
     (the "Company")
A "Series"  Investment  Company

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - The Fund seeks to achieve long-term growth of capital and current income.


Principal Investment Strategies - Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. These include securities issued by real estate investment trusts ("REITs") and real estate operating companies. A REIT is a separately managed trust that makes investments in various real estate businesses. For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. The Fund's policy of investing at least 80% of its net assets in the real estate industry and other real estate related investments is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior notice.

The Fund does not invest in real estate directly. The portfolio of securities in which the fund invests will normally be diversified as to geographic region and property type. The Fund may hold as few as twenty long positions and Real Estate Management Services Group, LLC (the "Adviser") may take short positions in real estate operating companies, REITs, and REIT and other real estate company indices. The equity securities generally will be of U.S. issuers that are considered by the Adviser to be undervalued and have dividend yields that exceed the ten-year U.S. Treasury yield. The Fund may borrow money to invest, although not in excess of 33 1/3% of its assets, including the amount of any borrowings. The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the security relative to the underlying real estate and the returns of the security relative to the interest expense of the Fund. Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in a lower return to shareholders.

Principal Risks - An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the principal risks associated with an investment in the Fund include:

o Real estate market and REIT risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

o Small companies. The Fund will be focused on smaller companies (those companies with a market capitalization of less than $1 billion). Smaller real estate company stocks can be more volatile than, and perform differently from, larger real estate company stocks.

o Leverage risk. The Fund may use leverage in executing its investment strategy. The amount of leverage may not exceed 33?% of the Fund's total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings). The amount of the Fund's borrowings and the interest rates at which the Fund borrows in particular, will affect the operating results of the Fund. Leverage will increase the volatility of the Fund's performance and its risk. There can be no assurance that a leveraging strategy will be successful.

o Short sales risk. The Fund may engage in short sales of securities, index funds, and index options in executing its investment strategy. Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company's securities. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund's portfolio.

o Stock market risk. Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock market drops in value, the value of the Fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

o Non-diversification risk. The Fund is "non-diversified" and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the Fund's portfolio may have a greater impact on the Fund's net asset value than it would on a diversified fund. The Fund's share price may fluctuate more than the share price of a comparable diversified fund.

Performance Information -The bar chart and table show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The Fund began operations on December 16, 2002 as the REMS Real Estate Value Opportunity Fund, a separate portfolio (the "Predecessor Fund") of Hillview Investment Trust, II. On November 1, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. The bar chart shows how the performance of the Predecessor Fund has varied from year to year. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. The table compares the average annual total returns of the Predecessor Fund for the periods ended December 31, 2004 to the NAREIT Equity Index. Keep in mind that the past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

                       Annual Total Returns Before Taxes

[bar chart goes here]

2003  21.93%

2004  xx.xx%

[end bar chart]

The total return for the Predecessor Fund for the nine months ended September 30, 2005 was xx.xx%.

During the periods shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ending _______) and the lowest return for a calendar quarter was (______%)(quarter ending _________).

                                                      Since Inception
                                                      (December 16,
Average Annual Returns as of 12/31/04     1 Year           2002)
-------------------------------------     ------           -----
Before Taxes                              xx.xx%          xx.xx%
After Taxes on Distributions(1)           xx.xx%          xx.xx%
After Taxes on Distributions and          xx.xx%          xx.xx%
Sale of Shares(1)
----------------------------------------------------------------------
NAREIT Equity Index(2)                     xx.xx          xx.xx%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The NAREIT Equity Index is an unmanaged index of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. It is not possible to invest directly in an index.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

---------------------------------------------------------------
Shareholder Transaction Fees(fees paid directly from your investment)
---------------------------------------------------------------
---------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases     None
---------------------------------------------------------------
---------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                 None
---------------------------------------------------------------
---------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested    None
Dividends and Distributions
---------------------------------------------------------------
---------------------------------------------------------------
Redemption Fees (1)                                  2.00%
---------------------------------------------------------------
---------------------------------------------------------------
Exchange Fees                                        None
---------------------------------------------------------------
---------------------------------------------------------------
Estimated Annual Operating Expenses(expenses that are deducted from Fund assets)
---------------------------------------------------------------
---------------------------------------------------------------
Advisory Fee                                         1.00%
---------------------------------------------------------------
---------------------------------------------------------------
Distribution (12b-1) and Service Fees                None
---------------------------------------------------------------
---------------------------------------------------------------
Other Expenses (2)                                   x.xx%
---------------------------------------------------------------
---------------------------------------------------------------
Total Annual Fund Operating Expenses (2)             x.xx%
---------------------------------------------------------------
---------------------------------------------------------------
Fee waiver and/or expense reimbursements             x.xx%
---------------------------------------------------------------
---------------------------------------------------------------
Net Expenses (3)                                     1.50%
---------------------------------------------------------------


(1) Effective November 1, 2005, a 2.00% redemption fee shall be imposed on any shares redeemed within 7 days of their initial purchase. This redemption fee shall apply to all shareholders and accounts, but only on the purchase of shares made after November 1, 2005. This redemption fee shall equal 2.00% of the amount being redeemed. In determining any redemption fee, the shares held the longest in the account shall be considered redeemed first. Any redemption fees shall be credited to the Fund. This redemption fee is being imposed to prevent short-term trading and to offset transaction and other costs associated with short-term trading.


(2) "Other Expenses" and "Total Annual Fund Operating Expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.97% of average net assets for the most recent fiscal year.


(3) The Adviser has contractually agreed to waive or limit its fees until November 1, 2006, so that the ratio of total annual operating expenses for the Fund's shares is limited to 1.50%. Total annual operating expenses do not include brokerage commissions, taxes, interest, short-sale dividends, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to the reimbursement of fees waived by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

   1 Year     3 Years    5 Years    10 Years
   ------     -------    -------    --------
    $xxx        $xxx       $xxx       $xxx


                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is long-term growth of capital and current income. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. These include securities issued by real estate investment trusts ("REITs") and real estate operating companies. A REIT is a separately managed trust that makes investments in various real estate businesses. The equity securities invested in by the Fund generally will be securities of U.S. issuers that the Adviser considers to be undervalued and that have dividend yields that exceed the ten-year U.S. Treasury yield. The Adviser applies a proprietary REIT Multi-Factor Model to select securities that are considered undervalued based on cash flow yields and capital structure. The remainder of the Fund's assets will be invested in cash or short-term investments, debt securities or real estate operating companies' securities that pay little or no dividends. The Fund may invest in common stocks of issuers listed on a national securities exchange or traded in the over-the-counter market. Securities convertible into or exercisable for common stocks may include convertible debt securities (such as bonds, debentures and notes), preferred stocks, options, warrants and rights. In certain instances, a security of one issuer may be convertible into or exercisable or exchangeable for securities of a different issuer. Although certain securities in which the Fund may invest may be issued by well-known companies, others may be issued by less recognized and smaller companies.

The Fund may use leverage to execute its investment strategy. The Fund may use leverage, i.e., borrow money for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity. The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the REIT security relative to the underlying real estate and the returns of the REIT security relative to the interest expense of the Fund. Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in lower return to shareholders. The Adviser may take short positions in real estate operating companies, REITs, and REIT and other real estate company indices.

Investment decisions will be made principally upon the basis of the application of the Adviser's proprietary multi-factor valuation model combined with in-depth industry and company specific research conducted by the Adviser. The Fund will seek to invest in companies that it believes are well managed, have excellent Fundamentals and are undervalued in relation to other securities in the same market sector. The Fund may take short positions in individual securities, index Funds or index options when appropriate, in order to protect accumulated unrealized gains.

The Adviser may also purchase securities for which there is a limited liquid market, companies with limited operating histories and unrated securities. The types of securities in which the Fund may invest, the strategies it may employ and risks associated with such investments and strategies are described below.

Real Estate Companies. For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. Under normal circumstances, the Fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common stocks (including REIT shares), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the Adviser's view, a significant element of the securities' value, and preferred stocks.

REITs. The Fund may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. A REIT is not taxed on income or net capital gains distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies, and the Fund intends to use these REIT dividends in an effort to meet the current income goal of its investment objective.

Types of REITs. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. The Fund invests primarily in equity REITs.

o Equity REITs. The Fund's investment portfolio includes shares of equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by investing in and selling properties that have appreciated in value.

o Mortgage REITs and Hybrid REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Real estate operating companies. The Fund may invest in real estate operating companies ("REOCs"), which are publicly traded real estate companies that have not elected to be taxed as REITs. The three primary reasons for not making that election are: (a) a REOC may carry forward net operating losses; (b) a REOC may operate lines of businesses that generate income and would not qualify as a business that a REIT may operate and retain its tax status; and (c) a REOC may retain and reinvest its earnings whereas a REIT must distribute substantially all of its taxable income every year to retain its tax status.

                                  RISKS FACTORS

The Fund expects to invest primarily in common stocks and other equity securities issued by real estate companies. The main risk is that the value of the stocks the Fund holds might decline as a result of the performance of individual stocks, a decline in the stock market in general or a general decline in real estate markets. An investment in the Fund is not guaranteed, and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to securities of real estate companies and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the principal risks associated with an investment in the Fund include:

Real estate market and REIT risk. The real estate industry is particularly sensitive to economic downturns. REIT prices may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs and poor management. Other risks that can adversely affect the value of securities in the real estate industry include: extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

Small Companies. Small companies may have limited operating histories. There may be less trading volume in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Historically, however, the significant amount of dividend income provided by REITs has tended to lessen this impact.

Leverage risk. The amount of borrowings and the rates at which the Fund can borrow in particular, will affect the performance of the Fund. Leveraging the Fund exaggerates changes in the value and in the yield on the Fund's portfolio. This may result in greater volatility of the net asset value of the shares. To the extent the income or capital appreciation derived from securities purchased with monies received from leverage is not sufficient to cover the cost of leverage, the Fund's return would be lower than if leverage had not been used. The Fund could lose more than the amount it invests. The Fund expects to borrow pursuant to a secured line of credit under which loans will be payable on demand by the lender and can be prepaid by the Fund at any time, without penalty. If the securities pledged to the Fund's lender decline in value, or if the lender determines that additional collateral is required for any other reason, the Fund could be required to repay the loans, provide additional collateral or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden drop in the value of the Fund's assets, the Fund might not be able to liquidate assets quickly enough to pay off its debt. The Fund will not use leverage if the Adviser anticipates that leveraged assets would result in a lower return to shareholders than the Fund could obtain over time without leverage.


Short sales risk. The Fund may engage in short sales. To effect a short sale, the Fund's brokerage firm borrows the security to make delivery to the buyer. When the short position is closed, the Fund is obligated to deliver that security by purchasing it at the market price. Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company's securities. In addition, short positions may be taken if in the opinion of the Adviser such positions will reduce the risk inherent in taking or holding long positions. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund's portfolio. A short sale of a security involves the risk of a theoretically unlimited increase in the market price of the security, which could result in an inability to cover the short position or a theoretically unlimited loss. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Stock market risk. Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock market drops in value, the value of the Fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Non-diversification risk. The Fund is "non-diversified" and takes larger positions in a smaller number of issuers than a diversified Fund. The change in the value of a single stock in the Fund's portfolio may have a greater impact on the Fund's net asset value than it would on a diversified Fund. The Fund's share price may fluctuate more than the share price of a comparable diversified Fund.

                           Other Investment Strategies

To achieve its investment objective, the Fund can also use the investment techniques and strategies described below. The following investment strategies are not considered principal investment strategies, and the Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Securities. While the Fund emphasizes investments in common stocks, it can also buy other equity securities, such as preferred stocks, warrants, junk bonds and securities convertible into common stocks (which may be subject to credit risks and interest rate risks). The Adviser considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the Adviser's investment decision than in the case of other debt securities.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

Temporary Defensive and Interim Investments. In times of adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. If the Fund does so, the Fund may not achieve its investment objective. Cash equivalent investments that may be purchased by the Fund include short-term, high-quality debt securities, money market instruments, bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities purchased by the Fund must have received one of the two highest credit ratings from a nationally recognized statistical rating organization or be of comparable quality, as determined by the Adviser. The Fund may also purchase shares of money market mutual Funds or interests in collective accounts maintained by banks or financial institutions which hold the types of securities described above. In addition, cash not invested in equity securities may be invested in fixed income securities ("Bonds") pending investment in equity securities, as well as to maintain liquidity. Bonds and money market securities, while generally less volatile than equity securities, are subject to interest rate and credit risks.

Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may have a high portfolio turnover rate of over 100% annually, although the Adviser anticipates that portfolio turnover will be less than 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions.

                           ADDITIONAL RISK INFORMATION

Interest Rate Risk. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the Fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. Government Securities and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

Credit Risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Low quality bonds involve high credit risk and are considered speculative.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.


Investment Adviser - Real Estate Management Services Group, LLC serves as the Adviser for the Fund pursuant to an investment advisory agreement with the Company. The Adviser also served as the investment adviser to the Predecessor Fund prior to its reorganization into the Fund. The principal office of the Adviser is 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102. The Adviser was organized in May, 2002 as a limited liability corporation in the state of Florida. Prior to its formation as an independent adviser, the Adviser operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the Adviser. Prior to May 2000, Edward Turville, Managing Director and a principal of the Adviser, was a partner at Dalton, Greiner, Hartman, Maher & Company ("DGHM") where he oversaw its public real estate investments and developed its REIT product in 1997. As of October 31, 2005, the Adviser had over $xxx million in assets under management.

The Adviser, subject to the general supervision of the Board of Directors of the Company, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal period ended June 30, 2005 the Adviser received fees from the Predecessor Fund at the annual rate of 1.00%.

Prior to the reorganization, the Predecessor Fund also had an "investment manager," Hillview Capital Advisors, LLC (the "Manager"). The Manager was responsible for managing the Predecessor Fund's business affairs. For its services, the Manager was entitled to receive an annual fee of 0.25% of the Predecessor Fund's average daily net assets.

In the interest of limiting the expenses of the Fund's shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees until November 1, 2006 so that the ratio of total annual operating expenses for the Fund's shares will not exceed 1.50% of average net assets. This limit does not apply to brokerage commissions, taxes, interest, short-sale dividends, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of any fees waived. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived by the Adviser to the Fund (or the Predecessor Fund) during any of the previous three (3) years, less any reimbursement previously paid by the Fund (or the Predecessor Fund) to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund (or the Predecessor Fund). The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors of the Company.
Portfolio Manager -- Edward W. Turville, CFA, serves as the Portfolio Manager of the Fund. Mr. Turville also served as the Portfolio Manager of the Predecessor Fund prior to the reorganization. Mr. Turville has been Managing Director and Senior Portfolio Manager of the Adviser since its inception in May 2002. Mr. Turville has managed over $400 million in real estate and REIT investments for the past 7 years and conducted research related to publicly traded real estate securities since 1970. As a partner at DGHM, Mr. Turville created the DGHM REMS REIT product in 1997 and served as its portfolio manager from 1997 to 2000. From May 2000 to May 2002, Mr. Turville served as BIC's Managing Director and Senior Portfolio Manager of the REMS REIT product.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of shares of the Fund.
                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets, subtracting any liabilities, and then dividing by the total number of shares outstanding. Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's shares is equal to the net asset value. Shares held by you are sold or exchanged at the net asset value per share next determined after a request has been received in proper form, minus any redemption fee (if applicable). Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day. The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Generally, trading in corporate bonds, U. S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are in U. S. equity securities traded on U. S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.


                                PURCHASING SHARES

You may purchase shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. There are no sales charges in connection with purchasing shares of the Fund. Investment professionals who offer shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:
      o    Name;

      o    Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for shares of the Fund is $50,000. Subsequent investments must be in amounts of $5,000 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

By Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s). By Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.


                                REDEEMING SHARES

You may redeem shares of the Fund at any time and in any amount by mail. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the U. S. Securities and Exchange Commission (the "SEC") determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

A 2.00% redemption fee shall be imposed on any shares redeemed within 7 days of their initial purchase. This redemption fee shall apply to all shareholders and accounts, but shall only apply to shares purchased after November 1, 2005. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends nor shall it apply to exchanges between the various funds of the Company. The redemption fee shall equal 2.00% of the redemption proceeds. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first. Redemption fees shall be retained by the Fund. This redemption fee is meant to prevent short-term trading in the Fund and to offset any transaction and other costs associated with short-term trading.

If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - Redemption requests must be in writing and must be signed by the shareholder(s) named on the account. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. If you wish to redeem shares of the Fund valued at $25,000 or more, each signature must be guaranteed. Certain other written requests to redeem shares may also require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Company from fraud, signature guarantees are required for: (i) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (ii) all requests to transfer the registration of shares to another owner; (iii) all authorizations to establish or change telephone redemption service, other than through your initial account application; and (iv) all redemptions of Fund shares which are valued at $25,000 or more.

In the case of redemption by mail, signature guarantees must appear on either:
(i) the written request for redemption; or (ii) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (i) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(ii) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (iii) trust companies; (iv) firms which are members of a domestic stock exchange; (v) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (vi) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account if it has a value of less than the required minimum investment. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Manager, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

If the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of a redemption fee on shares held for 7 days or less and by the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser identifies as market timing, the Adviser will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.
                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - The Fund normally declares and pays all of its net investment income as dividends quarterly and distributes any net realized capital gains annually.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. However, if the Fund's distributions exceed its net income and gain, which sometimes can occur because REITs distributions often include a non-taxable return of capital, that excess will generally result in a non-taxable return of capital to you. Recent changes to the Internal Revenue Code have lowered the tax rates applicable to certain long-term capital gains received by individuals, estates and trusts. Dividends received from REITs will generally not be considered as "qualifying dividends" and thus will not qualify for this reduced tax rate. In additions, dividends received from REITs will generally not be considered as "qualifying dividends" for purposes of the dividends-received deduction applicable to shareholders that are corporations.
Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. However, REITs often do not provide complete tax information to the Fund until after the calendar year-end. Consequently, because of this delay, it may be necessary for the Fund to request permission to extend the deadline for the issuance of its Form 1099-DIV beyond January 31. Therefore, Form 1099-DIV would not be available until the end of February.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable. Non-U. S. investors may be subject to U. S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                              FINANCIAL HIGHLIGHTS

The Fund commenced operations as a separate portfolio of the Hillview Investment Trust, II. On November 1, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. The financial highlights table is intended to help you understand the Predecessor Fund's financial performance for the period of the Fund's (and the Predecessor Fund's) operations. Please note that the financial highlights information in the following tables represents the financial highlights of the Predecessor Fund through June 30, 2005. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in shares of the Predecessor Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods June 30, 2005 and 2004 were audited by Deloitte & Touche LLP, whose unqualified report thereon, along with the Predecessor Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are ______________________. The information derived from the Predecessor Fund's financial statements for the period from December 16, 2002 through June 30, 2003, was audited by the Predecessor Fund's former independent accountants. Additional performance information for the Predecessor Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

For a share outstanding throughout each period
[GRAPHIC OMITTED]
                                      For the        For the      For the Period
                                      Fiscal year    Fiscal year  Dec. 16, 2002*
                                      ended          ended         through
                                      June 30, 2005  June 30, 2004 June 30, 2003
                                      -------------  ------------- -------------

Per Share Operating Performance
Net asset value, beginning of period          $xx.xx     $12.75     $12.00
Net investment income(1)                        x.xx       0.18       0.23
Net realized and unrealized gain on
  investments, foreign currency
  transactions, and securities sold short       x.xx       2.08       0.76

Net increase in net assets
   resulting from operations                    x.xx      2.26        0.99

Dividends and distributions
    to shareholders from:
Net investment income                           x.xx   (0.29)       (0.24)
Net realized capital gains                      x.xx    (0.39)          --
Return of capital                               x.xx    (0.19)          --

Total dividends and
    distributions to shareholders               x.xx   (0.87)       (0.24)

Net asset value, end of period                  $xx.xx    $14.14    $12.75
Total return(2)                                 xx.xx%    18.07%   8.37%(3)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $xx,xxx  $24,550    $22,396
Ratio of net expenses to average net assets(1)    x.xx%    3.26%    2.88%(4)
Ratio of gross expenses to average net assets x.xx% 3.42% 3.65%(4) Ratio of net investment income to
  average net assets(1)                           x.xx%    1.30%    3.42%(4)
Portfolio turnover rate                           x.xx%      84%      27%(3)

*     Commencement of operations.
(1)   Includes effects of waivers and reimbursements.
(2) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions.
(3)   Not annualized.
(4)   Annualized

                              SUBJECT TO COMPLETION
                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 15, 2005


A Registration Statement related to these securities has been filed with the U.
S. Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205

                            Richmond, Virginia 23235
                                 (800) 527-9525


                       STATEMENT OF ADDITIONAL INFORMATION

                    REMS Real Estate Value Opportunity Fund
                                November 1, 2005


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the REMS Real Estate Value Opportunity Fund (the "Fund") dated November 1, 2005, as may be supplemented or revised from time to time. You may obtain the prospectus of the Fund, free of charge, by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.

The Fund commenced operations on December 16, 2002 as the REMS Real Estate Value Opportunity Fund, a separate portfolio (the "Predecessor Fund") of the Hillview Investment Trust, II. On November 1, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company.

The Predecessor Fund's audited financial statements and notes thereto for the year ended June 30, 2005 and the unqualified report of Deloitte & Touche LLP, the Predecessor Fund's independent auditors, on such financial statements are included in the Predecessor Fund's Annual Report to Shareholders for the year ended June 30, 2005 (the "Annual Report") and are into this SAI. No other parts of the Annual Report are herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund, at the Company's website worldfundsonline.com or by calling
(800) 527-9525.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
INVESTMENT OBJECTIVE
STRATEGIES AND RISKS
INVESTMENT PROGRAMS
INVESTMENT RESTRICTIONS
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES
MANAGEMENT OF THE COMPANY
PRINCIPAL SECURITIES HOLDERS
INVESTMENT ADVISER AND ADVISORY AGREEMENT
MANAGEMENT-RELATED SERVICES
PORTFOLIO TRANSACTIONS
CAPITAL STOCK AND DIVIDENDS
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES
SPECIAL SHAREHOLDER SERVICES
TAX STATUS
INVESTMENT PERFORMANCE
FINANCIAL INFORMATION
PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES............APPENDIX A

                             GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund." This SAI relates to the prospectus for the shares of the REMS Real Estate Value Opportunity Fund (the "Fund"). The Fund is a separate investment portfolio or series of the Company. The Fund is a "non-diversified" series as that term is defined in the 1940 Act. The Fund commenced operations on December 22, 2002 as a separate portfolio of the Hillview Investment Trust II (the "Predecessor Fund"). On November 1, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. References in this SAI are to the Predecessor Fund's current name. In addition, certain of the financial information contained in this SAI is that of the Predecessor Fund's.


              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objective and policies. The Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company without shareholder approval; except that, the Company will give its investors at least sixty (60) days prior written notice of any change with respect to its policy of investing, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. These include securities issued by real estate investment trusts ("REITs") and real estate operating companies. A REIT is a separately managed trust that makes investments in various real estate businesses. For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses.

                              INVESTMENT OBJECTIVE

The Fund's investment objective is long-term growth of capital and current income. All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

The Fund does not invest in real estate directly. The securities in which the Fund invests will normally be diversified as to geographic region and property type. The Fund may hold as few as twenty long positions and the Fund's investment adviser may take short positions in REITs or REIT indices. The equity securities generally will be U.S. issuers that are considered by the Fund's investment adviser to be undervalued and have dividend yields that exceed the 10-year U.S. Treasury yield.

Equity Securities -- Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the Fund may experience a substantial or complete loss on an individual equity investment.

Convertible Securities -- A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

Many convertible securities are rated below investment grade by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, are considered by an investment adviser to be of comparable quality. Securities rated below investment grade are more commonly referred to as "junk bonds."

Warrants -- Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Smaller and Mid-Sized Companies -- The Fund may invest in securities issued by small- and mid-capitalization companies. Investments in securities of companies with smaller revenues and market capitalizations present greater risks than investments in securities of larger, more established companies. Small- and mid-capitalization companies can be more volatile in price than larger capitalization companies due generally to the lower degree of liquidity in the markets for such securities, and the greater sensitivity of small- and mid-capitalization companies to changes in, or failure of, management, and to other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. In addition, some of the companies in which the Fund may invest may be in the early stages of development and have limited operating histories. There may be less publicly available information about small or early stage companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Illiquid Securities -- The investment adviser will not invest more than 15% of its portion of the Fund's portfolio in securities that may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. This policy does not apply to the acquisition of restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued privately under section 4(2) of that act, when such investments are considered to be liquid by the investment adviser.

Cash and Cash Equivalents -- The cash equivalent investments that may be purchased by the Fund include money market instruments such as bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). The Fund may also purchase short-term, high quality debt securities such as time deposits, certificates of deposit or bankers' acceptances issued by commercial banks or savings and loan associations, and may buy commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities must have received one of the two highest ratings from an NRSRO or be of comparable quality, as determined by the investment adviser. The Fund may also purchase shares of money market mutual funds or interests in collective accounts maintained by banks or financial institutions, which hold the types of securities described above.

Fixed Income Securities -- Cash not invested in equity securities may be invested in fixed income securities pending investment in equity securities, as well as to maintain liquidity. Fixed income securities are debt obligations, including notes, debentures, and similar instruments and securities and money market instruments. Mortgage and asset-backed securities are types of fixed income securities, and certain types of income-producing, non-convertible preferred stocks may be treated as debt securities for investment purposes. Fixed income securities generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

Fixed income securities are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund's investments in fixed income securities. In general, fixed income securities having longer durations are more sensitive to interest rate changes than are fixed income securities with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to repay interest and/or principal on the fixed income security. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

Repurchase Agreements -- Repurchase agreements are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through the regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The Fund intends to enter into repurchase agreements only with counterparties believed by the investment adviser to present minimal credit risks.

Index Securities -- The Fund may invest in index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the NAREIT Index, but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks. Index Securities are considered investments in other investment companies.

Investment Companies -- The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the Fund's own operations.

Segregated Accounts -- When the Fund enters into certain transactions that involve obligations to make future payments to third parties, it will maintain with an approved custodian in a segregated account or it will earmark cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. Segregated accounts may also be required in connection with certain transactions involving futures.

Temporary Investments -- From time to time, the Fund may make temporary defensive positions that are inconsistent with its principal investment strategies. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in short-term, liquid, high-grade debt securities. The Fund may assume a temporary defensive posture to respond to adverse market, economic, political, or other conditions. When the Fund maintains a temporary defensive position, it may not achieve its investment objective.

Real Estate Investment Trusts -- REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Real Estate Fund's investments in REITs will consist of equity REITs.

Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. REIT prices may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management. Other risks include extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

Real Estate Companies -- For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. Under normal circumstances, the Fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common stocks (including REIT shares), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value, and preferred stocks.

Non-Diversification of Investments -- The Fund is operated as a "non-diversified" portfolio. As a non-diversified investment company, the Fund may be subject to greater risks than a diversified company because of the possible fluctuation in the values of securities of fewer issuers. However, at the close of each fiscal quarter at least 50% of the value of the Fund's total assets will be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than U.S. government securities and securities of other regulated investment companies) of any one or more issuers which meet the following limitations: (a) the Fund will not invest more than 5% of its total assets in the securities of any such issuer and (b) the entire amount of the securities of such issuer owned by the Fund will not represent more than 10% of the outstanding voting securities of such issuer. Additionally, not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer.

Borrowing for Leverage -- The Fund has the ability to borrow from banks on a secured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the REIT security relative to the underlying real estate and the returns of the REIT security relative to the interest expense on the borrowing. The investment adviser anticipates that, under normal circumstances the Fund will have a level of leverage of 10% or more of its net assets a clear majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the investment adviser believes that leverage or leverage of 10% or more is not in the best interest of the Fund. The Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

Leverage creates an opportunity for increased income and capital appreciation, but at the same time, it creates special risks. Leverage is a speculative technique in that it will increase the Fund's exposure to capital risk. Successful use of leverage depends on the investment adviser's ability to predict correctly interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of other mutual funds that do not borrow.

To secure the Fund's obligation on these loans, the Fund will have to pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the investment adviser from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the investment adviser to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the return on the Fund available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the investment adviser may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances.

Short Sales -- The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that the investment adviser believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund's brokerage firm borrows the security to make delivery to the buyer. When the short position is closed, the Fund is obligated to deliver the "shorted" security by purchasing it at the market price at that time. No short sale will be effected which will, at the time of making such short sale transaction, cause the aggregate market value of all securities sold short to exceed 30% of the value of the Fund's net assets.

To secure the Fund's obligation to deliver any shorted security, it will leave the proceeds of the short sale with the selling broker and will also earmark or place in a segregated account, an amount of cash or liquid securities at least equal to the current market value of the security sold short, reduced by any amount deposited as margin. Depending on arrangements made with the broker or custodian, the Fund might not receive any payments (including interest) on collateral deposited with the broker or custodian.


If the price of a security sold short increases, the Fund may lose money on the short position. A short position for hedging purposes may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. The Fund will realize a gain on the security sold short if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of the loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale.

Securities Lending -- To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Directors. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day, the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finders', custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Options and Futures -- The Fund may invest in certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") to attempt to enhance the Fund's income or yield or to attempt to hedge the Fund's investments.

Generally, the Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, the Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured.

Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the U.
S. Securities and Exchange Commission (the "SEC"), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, the Fund's ability to use Financial Instruments may be limited by tax considerations. See "Taxes - Investments in Complex Securities."

In addition to the instruments, strategies and risks described below, the investment advisers and sub-advisers expect to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as an investment adviser or sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The investment advisers and sub-advisers may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Fund' Prospectuses and/or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

Special Risks -- The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon the investment adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the adviser or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either case, the Fund would have been in a better position had it not attempted to hedge at all.

(4) As described below, the Fund might be required to maintain assets as "cover," maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(5) The Fund' ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

Cover -- Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, earmark or set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover in accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options -- A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an over the counter ("OTC") option (an option not traded on exchanges), the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities -- Options offer large amounts of leverage, which will result in the Fund's net asset value being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and a counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expired or is exercised.

Options on Indices -- Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices -- The risks of investment in options on indices may be greater than the risk of investing in options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. As long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options -- Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts -- The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund was unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to earmark or maintain cash or securities in a segregated account.

Risks of Futures Contracts and Options Thereon -- The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the investment adviser or sub-adviser may still not result in a successful transaction. The investment adviser or sub-adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures -- The risk of imperfect correlation between movements in the price of an index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the Fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the Fund has sold index futures contracts to hedge against declines in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

Where index futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales. The Fund's investment adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the investment adviser's opinion, to meet the Fund's objective. The investment adviser anticipates that the average annual portfolio turnover rate of the Fund will not exceed 100%.

For the last two fiscal years, the Predecessor Fund's portfolio turnover rate was as follows:

                                 Fiscal Year      Fiscal Year
                                Ended June 30,  Ended June 30,
                                     2004            2005
                               ---------------------------------
                                     84%             ___%

Other Investments - The Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and that such investment would not violate the Fund's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - The Fund has adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of the Fund.

As a matter of fundamental policy, the Fund will not:

(1) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. This restriction does not prohibit the Fund from borrowing money subject to the provisions set forth in this SAI, or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

(2) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

(3) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. The Fund does not consider securities issued by companies which invest in real estate or interests therein, or securities directly or indirectly secured by real estate or interests therein to be investments in real estate.

(5) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-Fundamental Policies and Restriction - In addition to the Fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in the SAI, the Fund will be subject to the following investment restrictions. Theses restrictions are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

(1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

(2) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger (and except that the Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act).

                  DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board of Directors reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Company is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten
(10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty
(60) calendar days after the end of the applicable quarter.


The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those service, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Company currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Directors of the Company. The Board of Directors has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Directors of the Company.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Directors of the Company, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Company and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.


Neither the Company nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                            MANAGEMENT OF THE COMPANY

Directors and Officers - The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders. The directors are experienced businesspersons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk(*).

-------------------------------------------------------------------------
Name, Address and   Position(sNumber  Principal               Other
Age                 Held      of      Occupation(s) During    Directorships
                    with      Fund    the Past 5 Years        by
                    Company   in                              Directors
                    and       Company                         and
                    Tenure    Overseen                        Number of
                                                              Funds in
                                                              the
                                                              Complex
                                                              Overseen
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*  John Pasco, III  Chairman, 9       Mr. Pasco is Treasurer  The World
8730 Stony Point    Director          and a Director of       Insurance
Parkway             and               Commonwealth            Trust --
Suite 205           Treasurer         Shareholder Services,   1 Fund;
Richmond, VA 23235  since             Inc. ("CSS"), the       and
(58)                May, 1997         Company's               Vontobel
                                      Administrator, since    Fund,
                                      1985; President
                                      and Inc. Director
                                      of First Dominion
                                      Capital Corp. ("FDCC"),
                                      the Company's
                                      underwriter; President
                                      and Director of
                                      Fund Services, Inc.,
                                      the Company's
                                      Transfer and Disbursing
                                      Agent since 1987;
                                      President and Treasurer
                                      of Commonwealth
                                      Capital Management, Inc.
                                      since 1983 which
                                      also owns an interest
                                      in the investment
                                      adviser to the Third
                                      Millennium Russia
                                      Fund, another fund
                                      of the Company;
                                      President of
                                      Commonwealth Capital
                                      Management, LLC,
                                      the adviser to the Fund
                                      and the adviser to
                                      the GenomicsFund series
                                      of the Company, since
                                      December, 2000;
                                      President and Director
                                      of Commonwealth
                                      Fund Accounting, Inc.,
                                      which provides
                                      bookkeeping services
                                      to the Company; and
                                      Chairman, Trustee and
                                      Treasurer of The
                                      World Insurance Trust,
                                      a registered
                                      investment company,
                                      since May, 2002; and
                                      Chairman, Director
                                      and Treasurer of
                                      Vontobel Funds,
                                      Inc., a registered
                                      investment company,
                                      since March, 1997. Mr.
                                      Pasco is also a certified
                                      public accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Samuel Boyd, Jr.    Director  9       Retired.  Mr. Boyd was  The World
10808 Hob Nail      since             Manager of the          Insurance
Court               May, 1997         Customer Services       Trust --
Potomac, MD 20854                     Operations and          1 Fund;
(63)                                  Accounting Division of  Satuit
                                      the Potomac Electric    Capital
                                      Power Company from      Management
                                      August,1978 until       Trust --
                                      April, 2005;  a         1 Fund;
                                      Trustee of The World    Janus
                                      Insurance Trust, a      Advisors
                                      registered investment   Series
                                      company, since May,     Trust --
                                      2002; a Trustee of      2 Funds;
                                      Satuit Capital          and
                                      Management Trust, a     Vontobel
                                      registered investment   Funds,
                                      company, since          Inc.
                                      October, 2002; a
                                      Trustee of Janus
                                      Advisors Series
                                      Trust,  a registered
                                      investment  company,
                                      since September, 2003;
                                      and Director of
                                      Vontobel Funds, Inc.,
                                      a registered
                                      investment company,
                                      since March, 1997.
                                      Mr. Boyd is also a
                                      certified public
                                      accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
William E. Poist    Director  9       Mr. Poist is a          The World
5272 River Road     since             financial and tax       Insurance
Bethesda, MD 20816  May, 1997         consultant through his  Trust --
(67)                                  firm Management Funds   1 Fund;
                                      Consulting for          Satuit
                                      Professionals  since    Capital
                                      1968; a Trustee of      Management
                                      Satuit  Capital         Trust --
                                      Management Trust, a     1 Fund;
                                      registered investment   and
                                      company,                Vontobel
                                      since                   Funds,
                                      November, 2003; and a   Inc.
                                      Trustee of The World
                                      Insurance Trust, a
                                      registered investment
                                      company, since May,
                                      2002; and Director of
                                      Vontobel Funds,
                                      Inc.,  a registered
                                      investment company,
                                      since March, 1997. Mr.
                                      Poist is also a
                                      certified public
                                      accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Paul M. Dickinson   Director  9       Mr. Dickinson is        The World
8704 Berwickshire   since             President of Alfred J.  Insurance
Drive               May, 1997         Dickinson, Inc.         Trust --
Richmond, VA 23229                    Realtors since April,   1 Fund;
(56)                                  1971; a Trustee of      Satuit
                                      Satuit Capital          Capital
                                      Management Trust, a     Management
                                      registered investment   Trust --
                                      company,  since         1 Fund;
                                      November,  2003;        and
                                      Trustee of The World    Vontobel
                                      Insurance Trust,  a     Funds,
                                      registered investment   Inc.
                                      company, since May,
                                      2002; and Director of
                                      Vontobel Funds, Inc.,
                                      a registered
                                      investment company,
                                      since March, 1997.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Officers:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
F. Byron Parker,   Secretary   N/A     Mr. Parker is                N/A
Jr.                since               Secretary of CSS and
1500 Forest Avenue May, 1997           FDCC since 1986;
Suite 222                              Secretary of The World
Richmond, VA 23229                     Insurance Trust, a
(60)                                   registered investment
                                       company, since May, 2002;
                                       and Secretary of
                                       Vontobel Funds, Inc.,
                                       a registered
                                       investment company,
                                       since March, 1997; and
                                       partner in the law firm
                                       Parker and  McMakin.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*  Leland H. Faust  President N/A     Mr. Faust is            N/A
One Montgomery      of the            President of CSI
Street              CSI               Capital Management,
Suite 2525          Equity            Inc., a registered
San Francisco, CA   Fund              investment adviser,
94104               series            since 1978.  Mr. Faust
(57)                since             is also a partner in
                    October,          the law firm Taylor &
                    1997              Faust since September,
                                      1975.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*  Stephen Goddard  Vice      N/A     Mr. Goddard has been    N/A
One James Center    President         the President and
Suite 1501          of the            principal shareholder
Richmond, VA 23219  Company           of The London Company,
(43)                and               a registered
                    President         investment adviser,
                    of the            since its inception
                    New               and has  been the
                    Market            portfolio manager of
                    Fund              the New Market Fund
                    series            series since its
                    since             inception on October
                    March,            1, 1998.  Mr. Goddard
                    2003              is also a director and
                                      shareholder of
                                      Virginia Management
                                      Investment
                                      Corporation, a
                                      registered investment
                                      adviser. Mr. Goddard
                                      has sixteen years
                                      experience in senior
                                      portfolio management,
                                      security analysis and
                                      finance.

-------------------------------------------------------------------------
-------------------------------------------------------------------------
*  John T. Connor,  Vice      N/A     Mr. Connor is           N/A
Jr.                 President         President of Third
1185 Avenue of the  of the            Millennium Investment
Americas, 32nd      Company           Advisors, LLC, a
Floor               and               registered investment
New York, NY 10036  President         adviser, since April,
(62)                of the            1998; and Chairman of
                    Third             ROSGAL Insurance since
                    Millennium        1993.
                    Russia
                    Fund
                    series
                    since
                    October,
                    1998
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*  Robert J.        Vice      N/A     Chairman,  President    N/A
Sullivan            President         and Treasurer of
2608 Goldbug Avenue of the            Satuit Capital
Sullivan's Island,  Company           Management Trust, an
SC 29482            and               open-end investment
(42)                President         management company,
                    of the            since December, 2000;
                    GenomicsFund      Managing Director and
                    series            Investment Officer of
                    since             Satuit Capital
                    January,          Management, LLC, a
                    2003              registered investment
                                      adviser, from June,
                                      2000 to Present;
                                      Portfolio Manager and
                                      Senior Equity
                                      Analyst at Cadence
                                      Capital Management from
                                      1997 to 2000, an
                                      institutional asset
                                      management firm.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*  Russell Platt    Vice      N/A     Mr. Platt is Chief      N/A
518 17th Street     President         Executive Officer of
Suite 1700          of the            Forum Partners, an
Denver, CO 80202    Company           investment management
                    and               firm. Previously he
                    President         was a Managing
                    of the            Director of Security
                    Dividend          Capital Research and
                    Capital           Management, Inc.'s
                    Realty            investment management
                    Income            subsidiary Prior to
                    Fund              joining Security
                    series            Capital, Mr. Platt
                    since             served as
                    December,         President-International
                    2003              of JER Partners, a
                                      real estate investment
                                      company, and prior
                                      to that, served from
                                      1982 to 1999 at
                                      Morgan Stanley.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*  Gunter Faschang  Vice      N/A     Mr. Faschang began his  N/A
450 Park Avenue     President         career in September
New York, NY 10022  of the            1995 as a registered
(31)                Company           trader on the floor of
                    and               the Frankfurt Stock
                    President         Exchange with  Sputz
                    of the            AG and Exco-Bierbaum.
                    Eastern           In March 1997 he
                    European          joined Investmentbank
                    Equity            Austria, Vienna, as a
                    Fund              Central European
                    series            equity strategist. In
                    since             January 1998 Mr.
                    November,         Faschang moved to
                    2004              Erste Bank, Vienna, as
                                      a Central European
                                      equity strategist and
                                      sector analyst for
                                      Russian oil stocks,
                                      with responsibility
                                      for organizing the
                                      Erste group's Central
                                      European research
                                      effort. In March 2000
                                      he was appointed
                                      manager of Erste-Sparinvest's
                                      Danubia
                                      Fund. In July 2001
                                      Mr. Faschang joined
                                      Vontobel Asset Management
                                      AG as head of
                                      Eastern European
                                      equity management and
                                      research, and was
                                      at the same time
                                      appointed a Vice
                                      President of Vontobel
                                      Asset Management, a
                                      registered investment
                                      adviser.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Peter L. Smith      Chief     N/A     Mr. Smith is Director   N/A
4834 Langdrum Lane  Compliance        of Compliance for
Chevy Chase, MD     Officer           AmeriMutual Funds
20815                                 Distributor, and
(72)                                  Newfield Advisors,
                                      LLC, a registered
                                      broker dealer and a
                                      registered investment adviser,
                                      respectively, from
                                      2003 to present; Senior
                                      Compliance Officer of
                                      Mutual Fund
                                      Services, FBR National
                                      Bank and Trust,
                                      from 2002 to 2003;
                                      and Senior Vice
                                      President of Operations,
                                      Administration
                                      and Compliance for the
                                      Monument Funds, a
                                      registered investment
                                      company and
                                      Principal of Monument
                                      Distributors, Inc.,
                                      a registered broker-dealer
                                      from 1998 to  2001.
-------------------------------------------------------------------------

(1) Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Eastern European Equity Fund, as well as the adviser to the GenomicsFund series of the Company; (3) he is an affiliate of another investment adviser that serves as the investment adviser to the Third Millennium Russia Fund series of the Company; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers.


Each director holds office for an indefinite term and until the earlier of: the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal year ended August 31, 2005, the Audit Committee met two times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During its most recent fiscal year ended August 31, 2005, the Governance and Nominating Committee met two times.

The Company has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During its most recent fiscal year ended August 31, 2005, the Pricing and Brokerage Committee met two times.

As of December 31, 2004, the directors beneficially owned the following dollar range of equity securities in the Fund as indicated below:

----------------------------------------------------------------------
                                               Aggregate Dollar
                                               Range of Equity
Name of Director        Dollar Range of        Securities in All
                        Equity Securities in   Funds of the Company
                        the Fund               Overseen by the
                                               Director
----------------------------------------------------------------------
----------------------------------------------------------------------
John Pasco, III         None                   None
----------------------------------------------------------------------
----------------------------------------------------------------------
Samuel Boyd, Jr.        None                   $10,001-$50,000
----------------------------------------------------------------------
----------------------------------------------------------------------
Paul Dickinson          None                   $10,001-$50,000
----------------------------------------------------------------------
----------------------------------------------------------------------
William Poist           None                   $10,001-$50,000
----------------------------------------------------------------------


The Company does not compensate the directors and officers who are officers or employees of any investment adviser to a fund of the Company. The directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the directors which they attend in person or by telephone. Mr. Parker, Secretary of the Company, received legal fees from the Company for certain legal services provided to the Company. Directors and officers are reimbursed for travel and other out-of-pocket expenses. The Company does not offer any retirement benefits for directors. For the fiscal year ended June 30, 2005, the directors received the following compensation from the Company:

                       Aggregate
                     Compensation      Pension or
                    From the Fund      Retirement         Total
                   for Fiscal Year      Benefits       Compensation
Name and            Ended June 30,   Accrued as Part      from the
Position Held            2005(1)      of Fund Expenses   Company (2)

John Pasco, III,         $-0-             N/A              $-0-
Chairman
Samuel Boyd, Jr.,        $-0-             N/A            $xx,xxx
Director
Paul M.                  $-0-             N/A            $xx,xxx
Dickinson,
Director
William E.               $-0-             N/A            $xx,xxx
Poist, Director

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board of Directors for the Predecessor Fund's fiscal year ended June 30, 2005. During such period, the Company's Board of Directors were not involved with, or compensated by, the Predecessor Fund.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal period ended June, 2005. The Company consisted of a total of eight funds as of June 30, 2005.

Approval of the Advisory Agreement -At a meeting of the Board of Directors held on August _____, 2005, the Board of Directors of the Company, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and Real Estate Management Services Group, LLC (the "Adviser").

With respect to the approval of the Advisory Agreement, the Board considered the following factors: (i) the terms and conditions of the Advisory Agreement, including the fact that the Advisory Agreement was substantially the same as the investment advisory agreement currently in place for the Predecessor Fund; (ii) the proposed fees, noting that they were the same as those currently in place for the Predecessor Fund; (iii) the fact that affiliates of the Company would provide administrative services, transfer agency and dividend disbursing services and underwriting services to the Fund, and any fees to be received by the affiliates under those arrangements; (iv) the nature, quality and extent of the services provided under the current investment advisory agreement with the Predecessor Fund and the representation that services under the Advisory Agreement would be the same; (v) information concerning the Adviser, including information on the qualifications and experience of the proposed portfolio manager and his investment management style; (vi) information on the profitability of the Adviser (vii) the code of ethics of the Adviser; and (viii) comparative industry data on the performance, fee levels and expense ratios of the Predecessor Fund and its competitors.

During the Board's consideration of the factors listed above, different directors gave different weight to different items. In general, the directors considered it to be significant that the proposed structure would assure a continuity of relationships to service the Fund because the principals of the Adviser were familiar with the Predecessor Fund, the Fund, its investment objectives and policies, its portfolio composition, and the Fund's policies regarding matters such as brokerage allocation, record-keeping systems, and other operational issues.

The Independent Directors discussed the Advisory Agreement with their independent counsel. After consideration of all of this information and such other items as they deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The directors, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement.


Sales Loads - The Fund currently only offers one class of shares. No front-end or deferred sales charges are applied to the purchase of shares. A 2.00% redemption fee shall be imposed on any shares redeemed within 7 days of their initial purchase. This redemption fee shall apply to all shareholders and accounts, but shall only apply to shares purchased after November 1, 2005. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends nor shall it apply to exchanges between the various funds of the Company. The redemption fee shall equal 2.00% of the redemption proceeds. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first. Redemption fees shall be retained by the Fund. This redemption fee is meant to prevent short-term trading in the Fund and to offset any transaction and other costs associated with short-term trading.

Policies Concerning Personal Investment Activities - The Fund, the Adviser and FDCC have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board of Directors has delegated to the Adviser the responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval. Information regarding how the Predecessor Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

      Principal Holders. As of the date of this filing, the Fund has no shareholders. As of October 31, 2005, the following persons owned of record, or were known to own beneficially, 5% or more of the outstanding shares of the Predecessor Fund.

                               Owner of Beneficial
    Name and Address of        Record      Owner     Percentage of
        Shareholder                                      Shares



Management Ownership. As of the date of this filing, the Fund has no shareholders. As of August 15, 2005, the officers and directors as a group own less than 1% of the Predecessor Fund.


                   INVESTMENT ADVISER AND ADVISORY AGREEMENT

Investment Adviser - Real Estate Management Services Group, LLC, 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in May, 2002 as a limited liability corporation in the state of Florida. Mr. Edward Turville, managing director of the Adviser, and Beach Investment Counsel, Inc., a registered investment adviser, are control persons under the 1940 Act due to ownership interests of 50% and 30% respectively, of the Adviser.

The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser has contractually agreed to waive or limit its fees until November 1, 2006, so that the ratio of total annual operating expenses of the Fund's shares is limited to 1.50%. This limit does not apply to brokerage commissions, taxes, interest, short-sale dividends, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of fees waived. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived by the Adviser to the Fund (or the Predecessor Fund) during any of the previous three (3) years, less any reimbursement previously paid by the Fund (or the Predecessor Fund) to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund (or the Predecessor
Fund). The Adviser has agreed to pay the organizational expenses of the Fund (and the Predecessor Fund) subject to recoupment by the Adviser within the first three years of investment operations of the Fund (or the Predecessor Fund). Amounts subject to possible reimbursement as of June 30, 2005 were $xx,xxx. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors of the Company.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund.

On November 1, 2005, the Predecessor Fund was reorganized into a new series of the Company (i.e., the Fund). Prior to the reorganization, the Adviser was the investment adviser to the Predecessor Fund. The Adviser became the investment adviser to the Predecessor Fund on December 16, 2002, when the Predecessor Fund's investment advisory agreement was approved by its initial shareholder. The Adviser received fees from the Predecessor Fund in the following amounts:



                                                       Period from
                                                       December 16,
                         Fiscal Year    Fiscal Year        2002
                            Ended          Ended      (commencement
                        June 30, 2005  June 30, 2004        of
                                                       operations)
                                                         through
  Fee                                                 June 30, 2003
  -------------------------------------------------------------------

  Gross Advisory Fees     $xxx,xxx        $239,096       $91,312

  Waivers and             $(xx,xxx)      $(38,044)      $(61,476)
  Reimbursements

  Net Advisory Fees       $xxx,xxx        $201,052       $29,836

Investment Manager - Prior to the reorganization, the Predecessor Fund also had an "investment manager," Hillview Capital Advisors, LLC (the "Manager"). The Manager was responsible for managing the Predecessor Fund's business affairs. For its services, the Manager was entitled to receive an annual fee of 0.25% of the Predecessor Fund's average daily net assets. The Manager received fees from the Predecessor Fund in the following amounts:

                                                       Period from
                                                       December 16,
                         Fiscal Year    Fiscal Year        2002
                            Ended          Ended      (commencement
                        June 30, 2005  June 30, 2004        of
                                                       operations)
                                                         through
  Fee                                                 June 30, 2003
  -------------------------------------------------------------------

  Gross Management        $xxx,xxx        $59,774        $22,828
  Fees

  Waivers and             $(xx,xxx)          $0          $(9,287)
  Reimbursements

  Net Management Fees     $xxx,xxx        $59,774        $13,541


Portfolio Manager - Mr. Edward W. Turville, CFA - Mr. Turville has been Managing Director and Senior Portfolio Manager of the Adviser since its inception in May 2002. Mr. Turville has managed over $400 million in real estate and REIT investments for the past 7 years and conducted research related to publicly traded real estate securities since 1970. As a partner at DGHM, Mr. Turville created the DGHM REMS REIT product in 1997 and served as its portfolio manager from 1997 to 2000. From May 2000 to May 2002, Mr. Turville served as BIC's Managing Director and Senior Portfolio Manager of the REMS REIT product.

Mr. Turville currently serves as the Sub-Adviser for one other registered investment company, the Wilmington Real Estate Strategic Allocation Fund, a series of shares offered by another open-end management investment company registered under the 1940 Act. As of December 31, 2004, the Wilmington Real Estate Strategic Allocation Fund had total net assets of $51,858,000. The fees received for managing this other mutual fund are not based upon the performance of the fund.

As of December 31, 2004, Mr. Turville also served as the manager of thirty-six
(36) other private accounts with total assets under management of approximately $586 million. The fees received for managing these other accounts are not based upon the performance of the account. Mr. Turville does not currently serve as the Portfolio Manager for any pooled investment vehicles.

The Adviser does not believe that any material conflicts exist between Mr. Turville's portfolio management of the Portfolio and his management of the Wilmington Real Estate Strategic Allocation Fund. The Wilmington Real Estate Strategic Allocation Fund and the Portfolio have substantially the different investment objectives, strategies and policies. In addition, the investment portfolios of the Wilmington Real Estate Strategic Allocation Fund and the Portfolio are substantially different. The Adviser believes that the allocation of investment opportunities is not an issue between these two entities because investment opportunities are allocated based upon which entity has the assets available to purchase such securities. In addition, the securities purchased for these two entities have significant market capitalizations and the purchases have been small when compared with the trading volume of these securities. The investor base for each entity is different because the Portfolio is only available for purchase by Participating Insurance Companies. Also, the investment advisory fee for each entity is the same and neither charges a performance based fee, so there is no incentive to favor one entity over the other.

The Adviser also does not believe that any material conflicts exist between Mr. Turville's portfolio management of the Portfolio and his management of the private accounts. This is based upon a number of factors. Some of these private accounts have different investment objectives, strategies and policies than the Portfolio. For example, some of the private accounts invest all, or a substantial portion of their assets in fixed income securities. Other private accounts are managed using a "balanced" investment strategy that allocates a portion of the assets to fixed income securities and the remainder to equity securities. Some of the private accounts managed by Mr. Turville's invest a portion of their assets in small capitalization securities, which are not a type of equity investment employed in the Portfolio.

The Adviser does have some private accounts managed by Mr. Turville that have investment portfolios substantially similar to the Portfolio. The Adviser believes that the allocation of investment opportunities is not an issue between these entities because investment opportunities are allocated based upon a number of factors. For example, the decision to buy or sell a security in a private account or the Portfolio could be driven by the resulting tax consequences. In other situations, the investment decision is made based upon which entity has the assets available to purchase such securities. In addition, the securities purchased for these accounts have significant market capitalizations and the purchases have been small when compared with the overall trading volume of these securities. Also, the investment advisory fee for the Portfolio and for the private accounts does not contain any performance based fee, so there is no incentive to favor one entity over the other.

Mr. Turville is the majority owner of the Adviser. For his services, Mr. Turville receives a fixed annual salary plus a bonus which has been fixed for a number of years. In addition, as the majority owner of the Adviser, Mr. Turville is entitled to receive distributions from the Adviser's net profits. Mr. Turville does not receive compensation that is based upon the Portfolio's, the Wilmington Real Estate Strategic Allocation Fund's, or any private account's pre- or after-tax performance or the value of assets held by such entities. Mr. Turville does not receive any special or additional compensation from the Adviser for his services as Portfolio Manager.

As of December 31, 2004, Mr.Turville beneficially owned and aggregate range of $50,000-$100,000 of equity securities in the Portfolio and in the Trust:

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to the Administrative Services Agreement with the Company (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. John Pasco III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based fee, computed daily and paid monthly at the annual rate of x.xx% of the average daily net assets of the Fund (which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting). CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Fund's assets.

Accounting Services -- Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CFA. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Company, is the sole owner of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Fund, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC," or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of the Distributor, and is its President, Treasurer and a Director. The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. At present, the Fund is only offering one class of shares. Shares have no sales loads or distribution (i.e., 12b-1) fees. However, a 2.00% redemption fee shall be imposed on any shares redeemed within 7 days of their initial purchase. Redemption fees shall be retained by the Fund. This redemption fee is meant to prevent short-term trading in the Fund and to offset any transaction and other costs associated with short-term trading.

Independent Accountants - The Predecessor Fund's independent auditors, Deloitte & Touche LLP, audit the annual financial statements, assist in the preparation of certain reports to the SEC, and prepares the Fund's tax returns. Deloitte & Touche LLP is located at 1700 Market Street, Philadelphia, PA 19103-3984,

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U. S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received, on the basis of transactions for the Fund, may be used by the Adviser for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

The Board of Directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive (1) a price and execution no less favorable than that available from unaffiliated persons, and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Board reviews all transactions which have been placed pursuant to those policies and procedures at its Board meetings.

When two or more funds that are managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each fund. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as a fund is concerned. In other cases, however, the ability of a fund to participate in volume transactions will be beneficial for a fund. The Board of Directors of the Company believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute its transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

Most of the Fund's brokerage transactions are carried out through a single broker, designated as the Fund's "prime broker." The Fund may place its trades with any one of a number of executing brokers. However, the prime broker maintains an account with each executing broker, through which the Fund's trades are processed. When the Fund sells a security short, the prime broker borrows the security on the Fund's behalf, and the Fund posts collateral for the benefit of the prime broker.

      The aggregate amount of brokerage commissions paid for the past three fiscal years for the Predecessor Fund is shown below.

 For the Fiscal    For the Fiscal  For the Fiscal
Year Ended June   Year Ended June    Year Ended
    30, 2005          30, 2004      June 30, 2003
                  ---------------------------------
    $xxx,xxx          $155,406        $68,4791


1 For the period from December 16, 2002 (commencement of operations) through June 30, 2003.

During the fiscal year ended June 30, 2005, the Adviser, through an agreement or understanding with a broker, directed the following brokerage transactions because of research services provided:

       Amount of the       Related Commissions
        Transactions

          $xx,xxx                $xx,xxx

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 850,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of the Transfer Agent.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

Shareholders may rely on these statements in lieu of stock certificates.

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order. Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment by the time the Fund prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - Shareholders may exchange their shares for the same class of shares of any other fund of the Company, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholder sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds of the Company.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent in writing. The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account.

Automatic Investment Plans - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Individual Retirement Account ("IRA") - All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $4,000. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. A spouse who does not earn compensation can contribute up to $3,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employees under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements or establishing and maintaining a corporate retirement plan trust.

If a shareholder has received a distribution from another qualified retirement plan, all or part of that distribution may be rolled over into your Fund IRA. A rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Roth IRA - A Roth IRA permits certain taxpayers to make a non-deductible investment of up to $4,000 per year. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. Provided an investor does not withdraw money from his or her Roth IRA for a 5 year period, beginning with the first tax year for which contribution was made, deductions from the investor's Roth IRA would be tax free after the investor reaches the age of 59-1/2. Tax free withdrawals may also be made before reaching the age of 59-1/2 under certain circumstances. Please consult your financial and/or tax professional as to your eligibility to invest in a Roth IRA. An investor may not make a contribution to both a Roth IRA and a regular IRA in any given year. An annual limit of $4,000 applies to contributions to regular and Roth IRAs. For example, if a taxpayer contributes $4,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

How to Establish Retirements Accounts - Please call the Company to obtain information regarding the establishment of individual retirement plan accounts. The plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. A shareholder may wish to consult with an attorney or other tax adviser for specific advice concerning tax status and plans.

                                   TAX STATUS

Distributions of net investment income - The Fund receives income generally in the form of dividend income on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or reinvest them in additional shares.

Distribution of capital gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions - The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company - The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal period, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains they distribute to you. The Board of Directors of the Company reserve the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements - To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31st of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different fund of the Company, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U. S. Government Obligations - Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U. S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U. S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. Dividends received from REITs will generally not be considered as "qualifying dividends" for purposes of the dividends-received deduction applicable to shareholders that are corporations. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

Investment in complex securities - The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U. S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The foregoing is only a general summary of some of the important federal tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of each fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any other federal tax considerations or any state, local or foreign taxes applicable to the funds and purchasing, holding or disposing of fund shares.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                                              6
                             Yield = 2[(a-b +1) -1]
                                       cd
where:

a.....=....dividends and interest  earned during the period.
b.....=....expenses  accrued for the period  (net of reimbursements).
c.....=....the average daily number of shares  outstanding during  the period that were entitled to receive dividends.
d.....=....the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes.

Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance ( Total return quotations used by the Fund are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

           n
      P(1+T) = ERV

where:

P.....=....a hypothetical initial payment of $1,000
T.....=....average annual total return
n.....=....number of years (1, 5 or 10)
ERV...=....ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods(or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund (and the Predecessor Fund's) average annual total return (before taxes) for the period or years indicated would be:

                            Periods ended December 31, 2004

                 One Year   Five-Years   Ten-Years  Since Inception(1)

                  xx.xx%      xx.xx%       N/A          x.xx%

 (1) Commencement of operations was December 16, 2002.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the shares of the Predecessor Fund are included in the prospectus.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Fund may also, from time to time, include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. In performance advertisements, the Fund may compare its standardized return and/or their non-standardized return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Lehman Bond Index, the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund, in performance advertisements, may refer to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in performance advertisements may be in graphic form.

The Fund may include discussions or illustrations of the effects of compounding in performance advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

The Fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. An investment in a fund involves greater risks than an investment in either a money market mutual fund or a CD.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Company directly at:

                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 527-9525
                      e-mail: mail@shareholderservices.com

The Annual Report for the Predecessor Fund for its fiscal year end June 30, 2005 has been filed with the SEC. The financial statements contained in the Annual Report are __________________ into this SAI. The financial statements and financial highlights for the Predecessor Fund included in the Annual Report have been audited by the Predecessor Fund's independent auditors, Deloitte & Touche LLP, whose report thereon also appears in such Annual Report and is also _________________________. No other parts of the Annual Report are
_________________ herein. The financial statements in such Annual Report have been _________________ herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                APPENDIX A--PROXY VOTING POLICIES AND PROCEDURES


The Real Estate Management Services Group, LLC ("REMS Group") hereby adopts these Proxy Voting Policies and Procedures for voting proxies received by accounts managed by the REMS Group.

1.    Background

      Rule 206(4)-6 under the Investment Advisors Act of 1940 requires an investment REMS Group that exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the REMS Group votes proxies in the best interests of clients, to disclose to clients information about those policies and procedures, and to disclose to clients how they may obtain information on how the REMS Group has voted their proxies. Furthermore, the REMS Group recognizes that the act of managing assets of clients consisting of common stock includes the voting of proxies related to the stock. In the case of employee benefit plans, the power to vote proxies lies exclusively with the plan trustee or named fiduciary, unless the power has been delegated to the investment REMS Group. Where the power to vote has been so delegated, the investment REMS Group has the fiduciary responsibility for voting the proxies in a manner that is in the best interests of the plan. Because REMS Group has such responsibility, it has implemented these Proxy Voting Policies and Procedures, which are designed to ensure that proxies are voted in an appropriate manner.

2.    Responsible Persons

      The Compliance Officer [or other person designated by the REMS Group] is responsible for monitoring corporate actions, monitoring voting decisions, and making sure that proxies are submitted timely. The Compliance Officer shall be responsible, consistent with these procedures, for deciding what is in the best interest of each client when determining how proxies are voted. Clients reserve the right to vote their own proxies or contractually to direct the REMS Group to vote their proxies in a certain manner.

3.    Conflicts of Interest

      The REMS Group recognizes that conflicts between itself and clients may arise in voting the proxies of public companies and that these conflicts must be addressed. The Compliance Officer shall be responsible for identifying potential conflicts of interest in regard to the proxy voting process. Where appropriate, the REMS Group will use one of the following methods to resolve such conflicts, provided such method results in a decision to vote the proxies that is based on the clients' best interest and is not the product of the conflict:

A. provide the client with sufficient information regarding the shareholder vote and the REMS Group's potential conflict to the client and obtain the client's consent before voting;
B.         vote securities based on a pre-determined voting policy set forth in
           Section 4;
C. vote client securities based upon the recommendations of an independent third party; or
D. request the client to engage another party to determine how the proxies should be voted.

4.         Proxy Voting Policies

      REMS Group shall vote proxies related to securities held by any client in a manner solely in the best interests of the client. REMS Group shall consider only those factors that relate to the client's investment, including how its vote will economically impact and affect the value of the client's investment. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, REMS Group and its employees shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.


      REMS Group has adopted the following specific voting policies:

A.    Corporate Governance

           Unless exceptional circumstances exist, REMS Group will vote against proposals that make it more difficult to replace Board members, including proposals to:

i. Stagger the Board;

ii. Overweight management on Board; iii. Introduce cumulative voting; iv. Introduce unequal voting rights; v. Create supermajority voting; or vi. Establish pre-emptive rights.

B. Takeovers

           REMS Group will vote in general against proposals that make it more difficult for a company to be taken over by outsiders, and in favor of proposals that attempt to do the opposite.

C.    Compensation Plans

           REMS Group will vote in favor of proposals by management or shareholders concerning various compensation and stock option plans that will act to make management and employee compensation more dependent on long-term stock price performance. REMS Group will vote against incentive stock awards that act to concentrate significant amounts of stock in the hands of upper management.

D.    Capital Structure

           REMS Group will generally vote against proposals to move the company to another state less favorable to shareholders interests, or to restructure classes of stock in such a way as to benefit one class of shareholders at the expense of another, such as dual classes (A and B shares) of stock.




E.    Board Size

           REMS Group will vote against any proposals that act to increase the size of the board beyond 15 members.

F.    Outside Directors

           REMS Group will vote against any proposal to allow the Chief Executive Officer to appoint outside directors, and in favor of any proposal to eliminate this ability. The Board's outside directors should not owe their position or allegiance to a member of management, but to the shareholders and/or independent board members alone.

G.    Multiple Director Positions

           REMS Group will generally vote against any Board member who is also a director of four or more different companies.

5.              Proxy Voting Procedures
A. Unless the power to vote proxies for a client is reserved to that client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries), the REMS Group will be responsible for voting the proxies related to that account.
B. All proxies and ballots will be logged in upon receipt and the materials will be forwarded to REMS Group.
C. Prior to voting, REMS Group will verify that he or she has the authority to vote, and if so, will determine whether his or her voting is subject to guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).
D. REMS Group will promptly vote proxies received in a manner consistent with these Proxy Voting Policies and Procedures and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).
E. REMS Group will note on the cover page of the proxy how he or she voted on each issue. The proxy will then be filed pursuant to Section 8 in the proper client's file and becomes a permanent part of the records of the REMS Group.
F. On an ongoing basis, REMS Group will monitor corporate management of issuers whose securities are held by clients whose accounts REMS Group manages and where appropriate will communicate with the management of such issuers.
G.              Periodically, the REMS Group will:
1. Verify that all annual proxies for the securities held in the clients managed by the REMS Group have been received;
2. Verify that each proxy received has been voted in a manner consistent with these Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);
3. Report to the client how each proxy sent to the REMS Group on behalf of the client was voted, by forwarding a copy of the completed ballot card or in some other written manner;
4. Review the files to verify that records of the voting of the proxies have been properly maintained; and
5. Verify that decisions about how to vote was in accord with the investment interests, stated objectives, and particular preferences, if stated or known, of the clients.
6.              Disclosure

      REMS Group shall, on an annual basis, provide clients with a concise summary of the REMS Group's proxy voting process, and upon request, to provide clients with a copy of these Proxy Voting Policies and Procedures, how they can obtain information from the REMS Group on how their securities were voted.


      REMS Group shall make such disclosure in the following manner:

A. send the disclosure to the clients together with a periodic account statement;
B. send the disclosure to the clients by mail, or C. include the disclosure in the Part II of the REMS Group's
           Form ADV (if this option is selected, REMS Group must deliver (not merely offer) the revised brochure to existing clients within 180 days after publication, and should accompany the delivery with a letter identifying the new disclosure).
7.    Training

      REMS Group shall periodically, but at least annually, conduct training sessions on proxy voting that reacquaint relevant personnel with the REMS Group's policies on handling and voting proxies.

8.    Records

      REMS Group shall make and retain the following records in connection with proxy voting:

A.    A copy of each proxy statement that the REMS Group
           receives regarding client securities. REMS Group may satisfy this requirement by relying on a third party to make and retain, on its behalf, a copy of a proxy statement (provided that the REMS Group has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.
B.         A record of each vote cast by the REMS Group on behalf of a client.
           REMS Group may satisfy this requirement by relying on a third party to make and retain, on its behalf, a record of the vote cast (provided that the REMS Group has obtained an undertaking from the third party to provide a copy of the record promptly upon request).
C. A copy of any document created by the REMS Group that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision.
D. A copy of each written client request for information on how the REMS Group voted proxies on behalf of the client, and a copy of any written response by the REMS Group to any (written or oral) client request for information on how the REMS Group voted proxies on behalf of the requesting client.

                           PART C - OTHER INFORMATION

ITEM 23.   Exhibits

(a) Articles of Incorporation.

     (1) Articles of Incorporation of The World Funds, Inc.(the "Registrant") dated May 8, 1997, as filed with the State of Maryland Department of Assessments and Taxation ("State of Maryland") on May 9, 1997 are incorporated herein by reference to Exhibit No. 23(a)(1) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the U.S. Securities and Exchange Commission (the "SEC") on December 26, 2001 ("PEA No. 19").

     (2) Articles Supplementary dated July 29, 1997, as filed with the State of Maryland on July 30, 1997, creating the CSI Equity Fund and the CSI Fixed Income Fund are incorporated herein by reference to Exhibit No. 23(a)(2) of PEA No. 19.

     (3) Articles Supplementary dated June 19, 1998, as filed with the State of Maryland on June 23, 1998, creating the Third Millennium Russia Fund and The New Market Fund are incorporated herein by reference to Exhibit No. 23(a)(3) of PEA No. 19.

     (4) Articles Supplementary dated June 22, 1998, as filed with the State of Maryland on June 24, 1998, increasing the authorized shares of the Registrant from 250,000,000 to 500,000,000 are incorporated herein by reference to Exhibit No. 23(a)(4) of PEA No. 19.

     (5) Articles Supplementary dated December 9, 1999, as filed with the State of Maryland on March 2, 2000, creating GenomicsFund.com are incorporated herein by reference to Exhibit No. 23(a)(5)of PEA No.19.

     (6) Articles Supplementary dated April 3, 2000, as filed with the State of Maryland on April 27, 2000, creating the Global e Fund are incorporated herein by reference to Exhibit No. 23(a)(6)of PEA No.19.

     (7) Articles Supplementary dated April 14, 2000, as filed with the State of Maryland on June 2, 2000, creating the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a)(2)(f) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on May 12, 2000 ("PEA No. 11").

     (8) Articles Supplementary dated May 24, 2000, as filed with the State of Maryland on June 6, 2000, increasing the authorized shares of the Registrant from 500,000,000 to 750,000,000, are incorporated herein by reference to Exhibit No. 23(a)(2)(g) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on August 18, 2000 ("PEA No. 12").

     (9) Articles Supplementary dated October 4, 2000, as filed with the State of Maryland on October 5, 2000, reclassifying shares of the Global e Fund into Class A and Class B Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(h) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on October 25, 2000 ("PEA No. 13").

     (10) Articles Supplementary dated December 29, 2000, as filed with the State of Maryland on January 8, 2001, creating the Newby Fund (formerly known as "Newby's Ultra Fund") are incorporated herein by reference to Exhibit No. 23(a)(10) of PEA No. 19.

     (11) Articles of Amendment dated January 10, 2001, as filed with the State of Maryland on January 30, 2001, changing the name of Newby's Ultra Fund to the Newby Fund, are incorporated herein by reference to Exhibit No. 23(a)(3)(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on March 13, 2001 ("PEA No. 15").

     (12) Articles of Amendment dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, renaming the existing classes of shares of the Sand Hill Portfolio Manager Fund, the CSI Equity Fund and GenomicsFund.com as
Class Y
Shares, are incorporated herein by reference to Exhibit No. 23(a)(3)(b) of PEA No. 15.

     (13) Articles Supplementary dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, reclassifying certain of the authorized but unissued shares of the existing class of shares of each of the Sand Hill Portfolio Manager Fund, the CSI Equity Fund and GenomicsFund.com as Class A, Class B and Class C Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(j) of PEA No. 15.

     (14) Articles of Amendment dated June 8, 2001, as filed with the State of Maryland on June 11, 2001, changing the name of the CSI Equity Fund
Class B
Shares to CSI Equity Fund Institutional Shares are incorporated herein by reference to Exhibit No. 23(a) (14) of Post-Effective Amendment No. 21 to the
Registrant's Registration Statement on Form N-lA (File Nos.
333-29289/811-8255),
as filed with the SEC on February 7, 2002 ("PEA No. 21").

     (15) Articles Supplementary dated January 18, 2002, as filed with the State of Maryland on January 22, 2002, dissolving the Monument EuroNet Fund are incorporated herein by reference to Exhibit No. 23(a) (15) of PEA No. 21.

     (16) Articles of Amendment dated July 11, 2002, as filed with the State of Maryland on July 16, 2002, changing the name of the GenomicsFund.com Class Y Shares to GenomicsFund Class Y Shares; changing the name of the GenomicsFund.com Class A Shares to GenomicsFund Class A Shares; changing the name of the GenomicsFund.com Class B Shares to GenomicsFund Class B Shares; and changing the name of the GenomicsFund.com Class C Shares to GenomicsFund Class C Shares are incorporated herein by reference to Exhibit No. 23(a)(16) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on October 8, 2002 ("PEA No. 24").

     (17) Articles of Amendment dated September 3, 2002, as filed with the State of Maryland on September 5, 2002, changing the name of the Newby Fund to Chase Mid-Cap Growth Fund and further renaming shares from Chase Mid-Cap Growth Fund Investor Class Shares to Chase Mid-Cap Growth Fund Class A Shares; and renaming shares from Chase Mid-Cap Growth Fund Service Class to Chase Mid-Cap Growth Fund Class C Shares are incorporated herein by reference to Exhibit No. 23(a)(17) of PEA No. 24.

     (18) Articles Supplementary dated December 9, 2002, as filed with the State of Maryland on December 16, 2002, creating the Lara Treasury Management Fund are incorporated herein by reference to Exhibit No. 23(a) (18) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-lA (File Nos.333-29289/811-8255) as filed with the SEC on December 19, 2002 ("PEA No. 27").

     (19) Articles of Amendment dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, renaming the existing shares of the New Market Fund and the Third Millennium Russia Fund as Class A Shares are incorporated herein by reference to Exhibit No. 23(a)(19) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255) as filed with the SEC on December 19, 2002 ("PEA No. 28").

     (20) Articles Supplementary dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, reclassifying shares of the New Market Fund and the Third Millennium Russia Fund into Class A, Class B and Class C shares are incorporated herein by reference to Exhibit No. 23(a) (20) of PEA No. 28.

     (21) Articles of Amendment dated March 21, 2003, as filed with the State of Maryland on March 22, 2003, renaming the existing shares of the Lara Treasury Management Fund Class A Shares to the Lara U.S. Treasury Fund Class A Shares; renaming the Lara Treasury Management Fund Class C Shares to the Lara U.S. Treasury Fund Class C Shares; and renaming the Lara Treasury Management
Fund
Institutional Shares to the Lara U.S. Treasury Fund Institutional Shares are incorporated herein by reference to Exhibit No. 23(a) (21) of Post-Effective
Amendment No. 31 to the Registrant's  Registration  Statement on Form N-lA
(File
Nos.  333-29289  /811-8255)  as filed with the SEC on October 16, 2003 ("PEA
No.
31").

     (22) Articles Supplementary dated August 18, 2003, as filed with the State of Maryland on August 19, 2003, creating the Vontobel Eastern European Equity Fund are incorporated by reference to Exhibit No. 23(a) (22) of PEA No. 31.

     (23) Articles of Amendment dated September 29, 2003, as filed with the State of Maryland on September 30, 2003, renaming the existing New Market Fund B Shares to the New Market Fund Institutional Shares; and renaming the existing Third Millennium Russia Fund B Shares to the Third Millennium Russia Fund Institutional Shares are incorporated by reference to Exhibit No.23(a) (23) of PEA No. 31.

     (24) Articles Supplementary dated October 8, 2003, as filed with the State of Maryland on October 9, 2003, creating the Dividend Capital Realty Fund are incorporated by reference to Exhibit No. 23(a) (24) of PEA No. 31.

     (25) Articles of Amendment dated October 16, 2003, as filed with the State of Maryland on October 23, 2003, renaming the Dividend Capital Realty Fund as the Dividend Capital Realty Income Fund and to rename the authorized issued and unissued shares of this series of the Registrant as follows: Dividend Capital Realty Fund Class A Shares to the Dividend Capital Realty Income Fund Class A Shares; renaming the existing shares of the Dividend Capital Realty Fund Class B Shares to the Dividend Capital Realty Income Fund Class B Shares; renaming the existing shares of the Dividend Capital Realty Fund Class C Shares to the Dividend Capital Realty Income Fund Class C Shares; and renaming the existing shares of the Dividend Capital Realty Fund Class Y Shares to the Dividend Capital Realty Income Fund Class Y Shares are incorporated by reference to Exhibit No. 23(a) (25) of PEA No. 31.

     (26) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Micro Cap Fund are incorporated herein by reference to Exhibit No. 23(a)(26) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255)as filed with the SEC on November 8, 2004 ("PEA No. 37").


     (27) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Small Cap Fund are incorporated by reference to Exhibit No. 23(a)(27) of PEA No. 37.

     (28) Articles of Amendment dated February 6, 2004, as filed with the State of Maryland on February 10, 2004, renaming the existing Dividend Capital Realty Income Fund Class Y Shares to the Dividend Capital Realty Income Fund
Class I
Shares are incorporated by reference to Exhibit No. 23(a)(28) of PEA No. 37.

     (29) Articles of Amendment dated April 20, 2004, as filed with the State of Maryland on April 21, 2004, renaming the Vontobel Eastern European Equity Fund as the Eastern European Equity Fund and to rename the authorized issued and unissued shares of this series of the Registrant as follows: Vontobel Eastern European Equity Fund Class A Shares to the Eastern European Equity Fund Class A Shares; renaming the existing shares of the Vontobel Eastern European Equity Fund Class B Shares to the Eastern European Equity Fund Class B Shares; and, renaming the existing shares of the Vontobel Eastern European Equity Fund Class C Shares to the Eastern European Equity Fund Class C Shares are incorporated by reference to Exhibit No. 23(a)(29) of PEA No. 37.

     (30) Articles of Amendment dated August 5, 2004, as filed with the State of Maryland on August 10, 2004, renaming the existing Eastern European Equity Fund Class B Shares to the Eastern European Equity Fund Institutional Shares are incorporated by reference to Exhibit No. 23(a)(30) of PEA No. 37.

     (31) Articles Supplementary dated August 13, 2004, as filed with the State of Maryland on August 17, 2004, increasing the authorized shares of the Registrant from 750,000,000 to 850,000,000 are incorporated by reference to Exhibit No. 23(a)(31) of PEA No. 37.

     (32) Articles of Amendment dated November 11, 2004, as filed with the State of Maryland on November 12, 2004 renaming the existing Lara U.S. Treasury Fund series to the Epoch International Small Cap Fund series and to rename the authorized issued and unissued shares of this series of the Registrant as follows: Lara U.S. Treasury Fund Class A Shares to the Epoch International Small Cap Fund Class A Shares; Lara U.S. Treasury Fund Institutional Shares to the Epoch International Small Cap Fund Institutional Shares; and Lara U.S. Treasury Fund Class C Shares to the Epoch International Small Cap Fund Class C Shares are incorporated by reference to Exhibit No. 23(a)(32) of Post Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255)as filed with the SEC on November 15, 2004 ("PEA No. 38").

      (33) Articles Supplementary dated May 6, 2005, as filed with the State of Maryland on May 10, 2005, creating the Epoch U.S. All Cap Equity Fund series are incorporated by reference to Exhibit No. 23(a)(33) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on May 16, 2005 ("PEA No. 44").

      (34) Articles Supplementary dated August 9, 2005, as filed with the State of Maryland on August 10, 2005, creating the REMS Real Estate Value Opportunity Fund series.

  (b) By-Laws.

     The By-Laws of the Registrant are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

(c) Instruments Defining Rights of Security Holders.

     See Article FIFTH and Article SEVENTH, Section 2 of the Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19; and Article II, Article III and Article XI of the By-laws, which are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

(d) Investment Advisory Contracts.

     (1) Investment Advisory Agreement dated October 25, 2000 between Sand Hill Advisors, Inc. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(d)(1) of PEA No. 19.

     (2) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Equity Fund is incorporated herein by reference to Exhibit No. 23(d)(2) of PEA No. 19.

     (3) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Fixed Income Fund is incorporated herein by reference to Exhibit No. 23(d)(3) of PEA No. 19.

      (4) GenomicsFund.

     (a) Investment Advisory Agreement dated March 1, 2002 between xGENx, LLC and the Registrant on behalf of GenomicsFund (formerly known as Genomicsfund.com) is incorporated herein by reference to Exhibit No. 23 (d) (6) of PEA No. 11.

     (b) Investment Advisory Agreement dated March 25, 2003 between Commonwealth Capital Management, LLC ("CCM") and the Registrant on behalf of GenomicsFund is to be filed by amendment.

     (c) Sub-Advisory Agreement dated March 25, 2003 between CCM and Satuit Capital Management, LLC ("SCM") is to be filed by amendment.

      (5) New Market Fund.

     (a) Investment Advisory Agreement dated September 21, 1998 between Virginia Management Investment Corporation and the Registrant on behalf of the New Market Fund is incorporated herein by reference to Exhibit No. 23(d)(5) to Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255) as filed with the SEC on December 30, 1998 ("Amendment No. 5").

     (b) Sub-Advisory Agreement dated September 21, 1998 between Virginia Management Investment Corporation and The London Company of Virginia on behalf of the New Market Fund is incorporated herein by reference to Exhibit No. 23(d)(5) to Amendment No. 5.

     (c) Investment Advisory Agreement dated March 31, 2003 between The London Company of Virginia and the Registrant, on behalf of the New Market Fund is to be filed by amendment.

      (6) Third Millennium Russia Fund.

     (a) Investment Advisory Agreement dated December 21, 1999 between Third Millennium Investment Advisors, LLC ("TMIA") and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(d)(8) of PEA No. 19.

     (7) Chase Mid-Cap Growth Fund (formerly known as the Newby Fund).

     (a) Investment Advisory Agreement dated August 31, 2002 between Chase Investment Counsel Corp. and the Registrant on behalf of the Chase Mid-Cap Growth Fund is incorporated herein by reference to Exhibit No. 23(d)(7)(a) of PEA No. 24.

     (b) Investment Advisory Agreement dated December 12, 2000 between xGENx, LLC and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23 (d)(9)(a) of PEA No. 21.

     (c) Investment Advisory Agreement dated August 9, 2001 between CCM and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(d)(9)(b) of PEA No. 21.

     (d) Sub-Advisory Agreement dated August 9, 2001 between CCM and xGENx, LLC on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(d)(9)(c) of PEA No. 21.

     (8) Investment Advisory agreement between Epoch Investment Partners, Inc. and the Registrant on behalf of the Epoch International Small Cap Fund is incorporated herein by reference to Exhibit No. 23(d)(8) of PEA No. 44.

     (9) Investment Advisory Agreement between Dividend Capital Investments LLC and the Registrant on behalf of the Dividend Capital Realty Income Fund is incorporated herein by reference to Exhibit No. 23 (d)(9) of PEA No. 31.

     (10) Investment Advisory Agreement between CCM and the Registrant on behalf of the Vontobel Eastern European Equity Fund is incorporated herein by reference to Exhibit No. 23(d)(1) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on October 17, 2003 ("PEA No. 32").

      (11) FORM OF: Investment Advisory Agreement between Epoch Investment Partners, Inc., and the Registrant on behalf of the Epoch U.S. All Cap Equity Fund series is incorporated herein by reference to Exhibit No. 23(d)(11) of PEA No. 44.

      (12) FORM OF: Investment Advisory Agreement between Real Estate Management Services Group, LLC, and the Registrant on behalf of the REMS Real Estate Value Opportunity Fund series.

(e) Underwriting Contracts.

     (1) Distribution Agreement dated August 19, 1997 between First Dominion Capital Corp. ("FDCC") and the Registrant on behalf of Sand Hill Portfolio Manager Fund, CSI Equity Fund, CSI Fixed Income Fund, GenomicsFund.com, Third Millennium Russia Fund, The New Market Fund and Newby Fund is incorporated herein by reference to Exhibit No. 23(e)(1) of PEA No. 19.

      (2) Distribution Agreement between FDCC and the Registrant on behalf of the Epoch U.S. All Cap Equity Fund series.

      (3) FORM OF: Distribution Agreement Between FDCC and the Registrant on behalf of the REMS Real Estate Value Opportunity Fund.


(f) Bonus or Profit Sharing Contracts.

      Not Applicable.

(g) Custodian Agreements.

     (1) Custodian Agreement dated October 28, 1998 between Brown Brothers Harriman & Co. ("BBH") and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of Amendment No. 5.

     (2) Foreign Custody Manager Delegation Agreement dated June 26, 1998 between BBH and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of PEA No. 19.

      (3) Custodian Agreement between UMB Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on April 25, 2005 ("PEA No. 43").

(h) Other Material Contracts.

      (1) Administrative Services.

     (a) Administrative Services Agreement dated August 19, 1997 between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(a) of PEA No. 19.

     (b) Administrative Services Agreement dated October 14, 1997 between CSS and the Registrant on behalf of the CSI Equity Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(b) of PEA No. 19.

     (c) Administrative Services Agreement dated October 14, 1997 between CSS and the Registrant on behalf of the CSI Fixed Income Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(c) of PEA No. 19.

     (d) Administrative Services Agreement dated September 28, 1998 between CSS and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(5) of Amendment No. 5.

     (e) Administrative Services Agreement dated September 28, 1998 between CSS and the Registrant on behalf of The New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(6) of Amendment No. 5.

     (f) Administrative Services Agreement dated March 1, 2000 between CSS and the Registrant on behalf of GenomicsFund.com is incorporated herein by reference to Exhibit 23(h)(2)(f) of PEA No. 11.

     (g) Administrative Services Agreement dated December 12, 2000 between CSS and the Registrant on behalf of the Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) is incorporated herein by reference to Exhibit No. 23(h)(1)(h) of PEA No. 21.

     (h) Administrative Services Agreement dated April 1, 2003 between CSS and the Registrant on behalf of the Epoch International Small Cap Fund (formerly, the Lara U.S. Treasury Fund is incorporated by reference to Exhibit No. 23(h)(1)(h) of PEA No. 31.

     (i) Administrative Services Agreement between CSS and the Registrant on behalf of the Dividend Capital Realty Income Fund is incorporated by reference to Exhibit No. 23(h)(1)(i) of PEA No. 31.

     (j) Administrative Services Agreement between CSS and the Registrant on behalf of the Eastern European Equity (formerly the Vontobel Eastern European Equity Fund) is incorporated herein by reference to Exhibit No. 23(h)(1)(j) of PEA No. 37.

      (k) Administrative Services Agreement between CSS and the Registrant on behalf of the Epoch U.S. All Cap Equity Fund.

      (l) FORM OF: Administrative Services Agreement between CSS and the Registrant on behalf of the REMS Real Estate Value Opportunity Fund.

      (2) Transfer Agent.

     (a) Transfer Agency Agreement dated August 19, 1997 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(a) of PEA No. 19.

     (b) Transfer Agency Agreement dated January 1, 2002 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(b) of PEA No. 24.

      (3) Fund Accounting.

     (a) Accounting Services Agreement dated July 1, 2000 between Commonwealth Fund Accounting and the Registrant on behalf of the Sand Hill Portfolio Manager Fund, CSI Equity Fund, CSI Fixed Income Fund, The New Market Fund, Third Millennium Russia Fund, GenomicsFund (formerly known as GenomicsFunds.com), Chase Mid-Cap Growth Fund (formerly known as the Newby Fund), Lara U.S. Treasury Fund, Dividend Capital Realty Income Fund and the Vontobel Eastern European Equity Fund is incorporated herein by reference to Exhibit No. 23(h)(3)(d) of PEA No. 12.

     (b) Accounting Agency Agreement dated October 28, 1998 between BBH and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(3)(b) of PEA No. 19.

      (4) Expense Limitation Agreements.

     (a) Expense Limitation Agreement dated March 1, 2000 between xGENx, LLC and the Registrant on behalf of GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(h)(4)(c) of PEA No. 19.

     (b) Expense Limitation Agreement dated August 1, 1999 between Virginia Management Investment Corporation and the Registrant on behalf of The New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 19.

     (c) Expense Limitation Agreement dated September 1, 2000 between Third Millennium Investment Advisers, LLC, Commonwealth Capital Management, Inc., FDCC, CSS and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(g) of PEA No. 19.

     (d) Expense Limitation Agreement dated December 1, 2001 between Commonwealth Capital Management, LLC and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 21.

     (e) Expense Limitation Agreement dated September 1, 2002 between Chase Investment Counsel Corp and the Registrant on behalf of the Chase Mid-Cap Growth Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(e) of PEA No. 24.

     (f) Expense Limitation Agreement between the Lara Group, Ltd. and the Registrant on behalf of the Lara Treasury Management Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 27.

     (g) Expense Limitation Agreement between The London Company of Virginia and the Registrant on behalf of the New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(g) of PEA No. 28.

     (h) Expense Limitation Agreement between Third Millennium Investment Advisors, LLC and the Registrant on behalf of the Third Millennium Russia Fund is incorporated by reference to Exhibit 23(h)(4)(h) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the SEC on June 2, 2003("PEA No. 30").

     (i) Class A Shares Expense Limitation Agreement between Commonwealth Capital Management, LLC and the Registrant on behalf of the Eastern European Equity Fund (formerly the Vontobel Eastern European Equity Fund) is incorporated by reference to Exhibit No. 23(h)(4)(i) of PEA No. 37.

     (j) Class C Shares Expense Limitation Agreement between Commonwealth Capital Management, LLC and the Registrant on behalf of the Eastern European Equity Fund (formerly the Vontobel Eastern European Equity Fund) is incorporated by reference to Exhibit No. 23(h)(4)(j) of PEA No. 37.

     (k) Institutional Shares Expense Limitation Agreement between Commonwealth Capital Management, LLC and the Registrant on behalf of the Eastern European Equity Fund (formerly the Vontobel Eastern European Equity Fund) is incorporated by reference to Exhibit No. 23(h)(4)(k) of PEA No. 37.

     (l) Institutional Shares Expense Limitation Agreement between Epoch Investment Partners, Inc. and the Registrant on behalf of the Epoch International Small Cap Fund (formerly the Lara U.S. Treasury Fund series).

      (m) FORM OF: Expense Limitation Agreements between Epoch Investment Partners, Inc. and the Registrant on behalf of the Epoch U.S. All Cap Equity Fund series is incorporated by reference to Exhibit No. 23(h)(4)(m) of PEA No. 44.

      (n) FORM OF: Expense Limitation Agreements between Real Estate Management Services Group, LLC and the Registrant on behalf of the REMS Real Estate Value Opportunity Fund series.


(i) Legal Opinion.

    Opinion of Counsel of Greenberg Traurig, LLP

(j) Other Opinions.

      Not applicable.

(k) OMITTED FINANCIAL STATEMENTS.

      Not Applicable.

(l) Initial Capital Agreements.

      Not Applicable.

(m) Rule 12b-1 Plan.

      (1) Sand Hill Portfolio Manager Fund.

     (a) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(a) of PEA No. 15.

     (b) The Distribution and Services Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(b)of PEA No. 15.

     (c) The Distribution and Services Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(c)of PEA No. 15.

      (2)  CSI Equity Fund

     (a) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(9)(a) of PEA No. 15.

     (b) The Distribution and Services Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(9)(c)of PEA No. 15.

      (3) GenomicsFund (formerly known as GenomicsFund.com).

     (a) The Distribution Plan for Class Y Shares is incorporated herein by reference to Exhibit No. 23(m)(3) of PEA No. 11.

     (b) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(a) of PEA No. 15.

     (c) The Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(b)of PEA No. 15.

     (d) The Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(c)of PEA No. 15.

      (4) New Market Fund.

     (a) The Distribution Plan for Class A Shares of the New Market Fund is incorporated herein by reference to Exhibit No. 23(m)(2)of Amendment No. 5.

     (b) The Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(4)(b)of PEA No. 28.

     (c) The Distribution and Service Plan for Class C Shares is incorporated herein be reference to Exhibit No. 23(m)(4)(c)of PEA No. 28.

      (5) Third Millennium Russia Fund.

     (a) The Distribution Plan is incorporated herein by reference to Exhibit No. 23(m) (1) of Amendment No. 5.

     (b) Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(5)(b) of PEA No. 30.

     (c) Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(5)(c) of PEA No. 30.

      (6) Chase Mid-Cap Growth Fund (formerly known as the Newby Fund).

     (a) The Distribution Plan for Class C Shares (formerly known as Service Class Shares) is incorporated herein by reference to Exhibit No. 23(m)(7) (a) of PEA No. 13.

     (b) Shareholder Servicing Plan and related Agreement are incorporated herein by reference to Exhibit No. 23(m) (6)(b) of Post-Effective Amendment No. 25 to the Registrants Registration Statement on Form N-lA (File
Nos. 333-29289/811-8255) as filed with the SEC on October 31, 2002
("PEA No. 25).

     (7) Distribution and Service Plan for Class C Shares of the Lara U.S. Treasury Fund is incorporated herein by reference to Exhibit No. 23(m) (7) of PEA No. 27.

     (8) Dividend Capital Realty Income Fund.

     (a) The Distribution and Service Plan for Class Y Shares is incorporated herein by reference to Exhibit No. 23(m) (8)(a) of PEA No. 31.

     (b) The Distribution and Service Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m) (8)(b) of PEA No. 31.

     (c) The Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m) (8)(c) of PEA No. 31.

     (d) The Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m) (8)(d) of PEA No. 31.

(n) Rule 18f-3 Plan.

     (1) Rule 18f-3 Multiple Class Plan for the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(n)(3)of PEA No. 15.

     (2) Rule 18f-3 Multiple Class Plan for the CSI Equity Fund is incorporated herein by reference to Exhibit No.23(n)(4) of PEA No.19.

     (3) Rule 18f-3 Multiple Class Plan for GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(n)(5) of PEA No. 19.

     (4) Rule 18f-3 Multiple Class Plan for the Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) is incorporated herein by reference to Exhibit No. 23(n)(6) of PEA No. 19.

     (5) Rule 18f-3 Multiple Class Plan for the Lara U.S. Treasury Fund is incorporated herein by reference to Exhibit No.23(n)(5) of PEA No.27.

     (6) Rule 18f-3 Multiple Class Plan for the New Market Fund is incorporated herein by reference to Exhibit No. 23(n)(6) of PEA No. 28.

     (7) Rule 18f-3 Multiple Class Plan for the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(n)(7) of PEA No. 30.

     (8) Rule 18f-3 Multiple Class Plan for the Dividend Capital Realty Income Fund is incorporated herein by reference to Exhibit 23(n)(8) of PEA No. 31.

(o) Reserved.

(p) Codes of Ethics.

     (1) The Code of Ethics of the Registrant, FDCC (the distributor for the Registrant), CCM (the investment advisers to GenomicsFund and the Eastern European Equity Fund [formerly the Vontobel Eastern European Equity Fund]), The London Company of Virginia (the investment adviser to The New Market Fund), CSI Capital Management, Inc. (the investment adviser to the CSI Equity Fund and CSI Fixed Income Fund), Third Millennium Investment Advisors, LLC (the investment adviser to the Third Millennium Russia Fund) and the Lara Group, Ltd. (the investment adviser for the Lara U.S. Treasury Fund) is incorporated herein by reference to Exhibit No. 23(p)(1) of PEA No. 11.

     (2) The Code of Ethics of Sand Hill Advisors, Inc. (the investment adviser to the Sand Hill Portfolio Manager Fund) is incorporated herein by reference to Exhibit No. 23(p)(8) of PEA No. 12.

     (3) The Code of Ethics of Chase Investment Counsel Corporation (the investment adviser to the Chase Mid-Cap Growth Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of PEA No. 24.

     (4) The Code of Ethics of Dividend Capital Investments LLC (the investment adviser for the Dividend Capital Realty Income Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of PEA No. 44.


      (5) The Code of Ethics of Epoch Investment Partners, Inc. (the investment adviser for the Epoch International Small Cap Fund and the Epoch U.S. All Cap Equity Fund) is incorporated herein by reference to Exhibit No. 23(p)(5) of PEA No. 44.

      (6) The Code of Ethics of Real Estate Management Services Group, LLC (the investment adviser for the REMS Real Estate Value Opportunity Fund).

(q) Powers-of-Attorney.

     The Power-of-Attorney for each of Messrs. Samuel Boyd, Jr., Paul M. Dickinson and William E. Poist are each incorporated herein by reference to Exhibit O of Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

Item 24. Persons Controlled by or Under Common Control with the Fund.

           None.

Item 25.   Indemnification.

     Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment
Adviser.

     The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's or sub-adviser's Form ADV listed opposite such investment adviser's or sub-adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.


Name of Investment Adviser/Sub-Adviser         Form ADV File No.

Sand Hill Advisors, Inc.                            801-17601
CSI Capital Management, Inc.                        801-14549
Third Millennium Investment Advisors, LLC           801-55720
The London Company of Virginia                      801-46604
Commonwealth Capital Management, LLC                801-60040
Dividend Capital Investments LLC                    801-62453
Epoch Investment Partners, Inc.                     801-63118
Real Estate Management Services Group, LLC     801-61061

Item 27.   Principal Underwriters.

     (a) First Dominion Capital Corp., also acts as underwriter to Vontobel Funds, Inc., The World Insurance Trust and Satuit Capital Management Trust

(b) First Dominion Capital Corp.

     The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c) Not Applicable.

Item 28.   Location Of Accounts And Records.

     The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

     (a) Sand Hill Advisors, Inc. 3000 Sand Hill Road Building 3, Suite 150 Menlo Park, CA 94025 (records relating to its function as investment adviser to the Sand Hill Portfolio Manager Fund).

     (b) CSI Capital Management, Inc. 110 El Paseo, Santa Barbara, CA 93101 (records relating to its function as investment adviser to the CSI Equity Fund).

     (c) Third Millennium Investment Advisors, LLC 1185 Avenue of the Americas New York, NY 10036 (records relating to its function as investment adviser to the Third Millennium Russia Fund).

     (d) The London Company, One James Center, Suite 1501, Richmond, Virginia 23219 (records relating to its function as the investment adviser to The New Market Fund).

     (e) UMB Bank, N.A., 928 Grand Blvd., 5th Floor, Kansas City, MO 64106 (records relating to its functions as custodian for each Fund and accounting agent to the Third Millennium Russia Fund.

     (f) Fund Services, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235(records relating to its function as transfer agent to the Funds).

     (g) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (Registrant's Articles of Incorporation, By-Laws,
Minute Books and records relating to its function as administrator to the Funds).

     (h) First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as distributor to the Funds).

     (i) Commonwealth Fund Accounting, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as fund accounting agent for the Funds it services).

     (j) Epoch Investment Partners, Inc., 640 Fifth Avenue, 18th Floor, New York, NY 10019 (records relating to its function as investment adviser to the Epoch International Small Cap Fund and the Epoch U.S. All Cap Equity Fund).

     (k) Commonwealth Capital Management, LLC 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to GenomicsFund and the Eastern European Equity Fund [formerly the Vontobel Eastern European Equity Fund].

     (l) Dividend Capital Investments LLC, 518 17th Street, Suite 1700 Denver, CO 80202 (records relating to its function as the investment adviser to the Dividend Capital Realty Income Fund.)

      (m) Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS Real Estate Value Opportunity Fund.)

Item 29.   Management Services.

     There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30.   Undertakings.

           None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 15th day of August, 2005.


                              THE WORLD FUNDS, INC.

                               By:  /s/ John Pasco, III
                                -------------------------
                                    John Pasco, III,
                                    Chairman and Chief Executive
Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                 Title                    Date


/s/ John Pasco, III
---------------------
John Pasco, III           Director, Chairman       August 15, 2005
                          Chief Executive
                          Officer and Chief
                          Financial Officer

*/s/ Samuel Boyd, Jr.
----------------------
Samuel Boyd, Jr.               Director            August 15, 2005

*/s/ Paul M. Dickinson
----------------------
Paul M. Dickinson              Director            August 15, 2005



*/s/ William E. Poist
----------------------
William E. Poist               Director            August 15, 2005



*By:/s/ John Pasco, III
------------------------
    John Pasco, III Attorney-in-fact pursuant to Powers-of- Attorney on file.

                                INDEX TO EXHIBITS

EXHIBIT NO.                   DESCRIPTION
------------                   -----------

23(a)34 Articles Supplementary - REMS Real Estate Value Opportunity Fund series ("REMS");

23(d)(12)                 FORM OF:  Investment Advisory Agreement - REMS;

23(e)(2) Distribution Agreement - Epoch U.S. All Cap Equity Fund series ("Epoch U.S.");

23(e)(3)                  FORM OF:  Distribution Agreement - REMS;

23(h)(1)(k)               Administrative Services Agreement - Epoch U.S.;

23(h)(1)(l)               FORM OF: Administrative Services Agreement - REMS;

23(h)(4)(n)               FORM OF:  Expense Limitation Agreement - REMS;

23(i)                     Opinion of Counsel; and

23(p)(6)                  Code of Ethics - REMS.

                                                               EXHIBIT 23(a)(34)


                              THE WORLD FUNDS, INC.

                             Articles Supplementary

      The World Funds, Inc., a Maryland corporation having is principal office in Baltimore, Maryland (the "Company"), and an open-end investment company registered under the Investment Company Act of 1940, as amended, hereby certifies to the State Department of Assessments and Taxation of Maryland that:

      FIRST: In accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, the Board of Directors of the Company has adopted resolutions to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company pursuant to the following resolutions adopted by unanimous consent of the Board of Directors on August 9, 2005 as follows:

           RESOLVED, that effective upon making any necessary filing with the Maryland Department of Assessments and Taxation, the Charter of the Company be, and it hereby is, supplemented in accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company so that Fifty Million (50,000,000) authorized, unissued and unclassified shares of common stock with a par value of one cent ($0.01) per share be allocated to the REMS Real Estate Value-Opportunity Fund series of the Company; and it was further

           RESOLVED, that the shares of the REMS Real Estate Value-Opportunity Fund series have such preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as are stated in Article FIFTH of the Articles of Incorporation of the Company; and it was further

           RESOLVED, that the appropriate officers of the Company be, and each hereby is, authorized to execute and deliver, on behalf of the Company, such further instruments, certificates, and other documents and to perform such other acts as they determine, with the advice of counsel, to be necessary or desirable to carry out such classification of shares, such determination to be conclusively evidenced by such actions.

      SECOND: The total number of shares of capital stock which the Company presently is authorized to issue remains Eight Hundred Fifty Million (850,000,000) shares, with a par value of one cent ($0.01) per share, having an aggregate par value of Eight Million Five Hundred Thousand Dollars ($8,500,000) classified as follows:

                            NUMBER OF SHARES
                             OF COMMON STOCK   AGGREGATE
      NAME OF SERIES            ALLOCATED      PAR VALUE

Sand Hill Portfolio
Manager Fund
      Class Y Shares           15,000,000      $150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

CSI Fixed Income Fund          50,000,000       500,000

CSI Equity Fund
      Investor Shares          15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Institutional Shares     10,000,000       100,000
      Class C Shares           10,000,000       100,000

New Market Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

Third Millennium Russia
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

GenomicsFund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Chase Mid-Cap Growth Fund
      Class A Shares           25,000,000       250,000
      Class C Shares           25,000,000       250,000

Epoch International Small
Cap Fund
      Class A Shares           15,000,000       150,000
      Class C Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000

Eastern European Equity
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

                                NUMBER OF SHARES
                                  OF COMMON STOCK   AGGREGATE
         NAME OF SERIES              ALLOCATED      PAR VALUE
Dividend Capital Realty Income
Fund
      Class I Shares                15,000,000       150,000
      Class A Shares                15,000,000       150,000
      Class B Shares                10,000,000       100,000
      Class C Shares                10,000,000       100,000

Satuit Capital Micro Cap Fund
      Class Y Shares                15,000,000       150,000
      Class A Shares                15,000,000       150,000
      Class B Shares                10,000,000       100,000
      Class C Shares                10,000,000       100,000

Satuit Capital Small Cap Fund
      Class Y Shares                15,000,000       150,000
      Class A Shares                15,000,000       150,000
      Class B Shares                10,000,000       100,000
      Class C Shares                10,000,000       100,000

Epoch U. S. All Cap Equity Fund
      Class A Shares                15,000,000       150,000
      Class C Shares                15,000,000       150,000
      Institutional Shares          20,000,000       200,000


REMS Real Estate Value
Opportunity Fund
      Class A Shares                15,000,000       150,000
      Class C Shares                15,000,000       150,000
      Institutional Shares          20,000,000       200,000


Unclassified Shares                 150,000,000     1,500,000
                                    -----------     ---------

                     TOTAL
                                    850,000,000    $8,500,000

      THIRD:    These Articles  Supplementary will become effective at the time of filing.

      IN WITNESS WHEREOF, The World Funds, Inc. has caused these Articles Supplementary to be signed in its name and on its behalf this 10th day of August, 2005.



                               /s/ John Pasco, III
                              Name: John Pasco, III
                               Title: Chairman and Chief Executive Officer
Attest:


/s/ Karen Shupe
Name:   Karen Shupe
Title:     Assistant Secretary

      THE UNDERSIGNED, Chairman and Chief Executive Officer of The World Funds, Inc who executed on behalf of said Company the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Company, the foregoing Articles Supplementary to be the corporate act of said Company and further certifies that to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.




                               /s/ John Pasco, III
                              Name: John Pasco, III
                               Title: Chairman and Chief Executive Officer



Attest:



/s/ Karen Shupe
Name:  Karen Shupe
Title:   Assistant Secretary

                                                               EXHIBIT 23(d)(12)

                                    FORM OF:

                          INVESTMENT ADVISORY AGREEMENT
      Investment Advisory Agreement (the "Agreement") dated this 1st day of November, 2005 by and between The World Funds, Inc., a Maryland corporation (herein called the "Company"), and Real Estate Management Services Group, LLC, a Florida limited liability company (the "Adviser"), a registered investment adviser under the Investment Advisers Act of 1940, as amended.

      WHEREAS, the Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment policies; and

      WHEREAS, the Company desires to retain the Adviser to furnish investment advisory and management services to a fund of the Company, subject to the control of the Company's Board of Directors (the "Board" or the "Directors"), and the Adviser is willing to so furnish such services;

      NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

1. Appointment. The Company hereby appoints the Adviser to act as the Adviser to the REMS Real Estate Value Opportunity Fund series of the Company (the "Fund") for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

2. Duties of the Adviser. The Company employs the Adviser to manage the investments and reinvestment of the assets of the Fund, and to continuously review, supervise, and administer the investment program of the Fund, to determine in its discretion the securities to be purchased or sold, to provide the Company and Commonwealth Shareholder Services, Inc. (the "Administrator") with records concerning the Adviser's activities which the Company is required to maintain, and to render regular reports to the Company's Officers and Board and to the Administrator concerning the Adviser's discharge of the foregoing responsibilities.

      The Adviser shall discharge the foregoing responsibilities subject to the control of the Company's Board and in compliance with such policies as the Board may from time to time establish, and in compliance with the objectives, policies, and limitations for the Fund as set forth in its prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations.

      The Company will instruct each of its agents and contractors to cooperate with the Adviser in the conduct of the business of the Fund.

      The Adviser accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

3. Sub-Advisers. It is understood that the Adviser may from time to time employ or associate itself with such person or persons as the Adviser may believe to be particularly fitted to assist in the performance of this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Adviser and that the Adviser shall be as fully responsible to the Company for the acts and omissions of any sub-adviser as it is for its own acts and omissions. Without limiting the generality or the foregoing, it is agreed that investment advisory services to the Fund may be provided by a sub-adviser acceptable to the Company and the Adviser and approved in accordance with the provisions of the 1940 Act. In the event that any sub-adviser appointed hereunder is terminated, the Adviser may provide investment advisory services pursuant to this Agreement to the Fund without further shareholder approval.

4. Fund Transactions. The Adviser is authorized to select the brokers and dealers that will execute the purchases and sales of Fund securities for the Fund and is directed to use its best efforts to obtain the best price and execution for the Fund's transactions in accordance with the policies of the Company and Adviser as set forth from time to time in the Fund's prospectus and Statement of Additional Information. The Adviser will promptly communicate to the Company and to the Administrator such information relating to Fund transactions as they may reasonably request. The Company understands and agrees that the Adviser may, from time to time, aggregate orders for the purchase or sale of identical securities on behalf of its clients, including the Fund.

      It is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Company or be in breach of any obligation owing to the Company under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Company to an unaffiliated broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Fund's prospectus and Statement of Additional Information. Subject to the foregoing, the Adviser may direct any transaction of the Fund to a broker which is affiliated with the Adviser in accordance with, and subject to, the policies and procedures approved by the Board of the Company pursuant to Rule 17e-1 under the 1940 Act. Such brokerage services are not deemed to be provided under this Agreement.

5. Compensation of the Adviser. For the services to be rendered by the Adviser under this Agreement, the Fund shall pay to the Adviser, and the Adviser will accept as full compensation, a fee accrued daily and payable monthly at an annual rate of 1.00% on the average daily net assets of the Fund.

      For the month and year in which this Agreement becomes effective, or terminates, there shall be an appropriate pro-ration of the advisory fee based on the number of days that the Agreement shall have been in effect during the month and year, respectively. All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

6. Expenses. During the term of this Agreement, the Adviser will pay all expenses incurred by it in connection with the management of the Fund. Notwithstanding the foregoing, the Fund shall pay the expenses and costs of the Fund for the following:

a.              Taxes;

b.              Brokerage fees and commissions with regard to Fund transactions;

c. Interest charges, fees and expenses of the custodian of the securities;

d. Fees and expenses of the Company's transfer agent and the Administrator;

e.              Its proportionate share of auditing and legal expenses;

f. Its proportionate share of the cost of maintenance of corporate existence;

g. Its proportionate share of compensation of directors of the Company who are not interested persons of the Adviser as that term is defined by law;

h.              Its proportionate share of the costs of corporate meetings;

i. Federal and State registration fees and expenses incident to the sale of shares of the Fund;

j. Costs of printing and mailing prospectuses for the Fund's shares, reports and notices to existing shareholders;

k. The advisory fee payable to the Adviser, as provided in paragraph 5 herein;

l. Costs of recordkeeping (other than investment records required to be maintained by the Adviser), and daily pricing;

m. Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Fund; and

n. Expenses and taxes incident to the failure of the Fund to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

7. Reports. The Company and the Adviser agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

8. Status of the Adviser. The services of the Adviser to the Company are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Company are not impaired thereby. The Adviser shall, for all purposes herein provided, be deemed to be an independent contractor and, unless otherwise expressly provided or authorized, shall have no authority to act for nor represent the Fund in any way, nor otherwise be deemed an agent of the Fund.

      Pursuant to comparable agreements, the Company may also retain the services of the Adviser to serve as the investment adviser to other series of the Company.

9. Books and Records. In compliance with the requirements of the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Company are the property of the Company, and further agrees to surrender promptly to the Company any of such records upon the Company's request. The Adviser further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders thereunder, the records required to be maintained by the 1940 Act.

10. Limitation of Liability of Adviser. The duties of the Adviser shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Adviser hereunder. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 10, the term "Adviser" shall include directors, officers, employees and other corporate agents of the Adviser as well as that corporation itself).

11. Permissible Interests. Directors, agents, and shareholders of the Company are or may be interested in the Adviser (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Adviser are or may be interested in the Company as directors, officers, shareholders or otherwise; and the Adviser (or any successor) is or may be interested in the Company as a shareholder or otherwise. In addition, brokerage transactions for the Company may be effected through affiliates of the Adviser if approved by the Company's Board, subject to the rules and regulations of the U.S. Securities and Exchange Commission, and the policies and procedures adopted by the Company.

12. License of Name. The Adviser hereby authorizes the Company to use the name "REMS Real Estate Value Opportunity Fund" for the Fund. The Company agrees that if this Agreement is terminated it will promptly re-designate the name of the Fund to eliminate any reference to the name "REMS Real Estate Value Opportunity Fund" or any derivation thereof unless the Adviser waives this requirement in writing.

13. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Fund and unless sooner terminated as provided herein, shall continue in effect for two
(2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Company's Board who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Fund. Notwithstanding the foregoing, this Agreement may be terminated by the Fund or by the Company at any time on sixty (60) days' written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Company's Board or by vote of a majority of the outstanding voting securities of the Fund, or by the Adviser on sixty (60) days' written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940
Act).

14. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

15. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated below, or at such other address as either party may advise in writing:

      (a) To the Company at: 8730 Stony Point Parkway Suite 205 Richmond, Virginia 23235
      (b)  To the Adviser at:  1100 Fifth Avenue, South
                          Suite 301
                           Naples, Florida 34102-6407
16. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

17. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

18. Counterparts. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                     REAL ESTATE MANAGEMENT SERVICES GROUP, LLC


                    BY: ____________________________________



                     THE WORLD FUNDS, INC.


                     BY: ____________________________________
                          John Pasco, III
                          Chairman

                                                                EXHIBIT 23(e)(2)

                             DISTRIBUTION AGREEMENT

      DISTRIBUTION AGREEMENT, made this 25th day of July 2005, by and between The World Funds, Inc. (the "Company"), a corporation operating as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), duly organized and existing under the laws of the State of Maryland, on behalf of the Epoch U.S. All Cap Equity Fund series (the "Fund") and First Dominion Capital Corporation ("FDCC"), a Virginia corporation.

WITNESSETH:

1. DISTRIBUTION SERVICES
      The Company on behalf of the Fund hereby engages FDCC as national distributor to assist the Company in promoting the sale and distribution to investors of shares of common stock of the Fund ("Shares"). In connection therewith, FDCC shall (1) promote the sale of Shares, (ii) act as principal underwriter of Shares of the Fund, (iii) otherwise assist the Fund in the distribution of Shares directly to investors through dealers or otherwise. For this purpose the Fund agrees to offer Shares for sale at all times when, and in such places as, such Shares are to be made available for sale and may lawfully be offered for sale and sold. As and when necessary in connection therewith FDCC may act as principal or agent for the sale of such Shares.

2. SALE OF FUND SHARES
      Such Shares are to be sold only on the following terms:
(a) All subscriptions, offers, or sales shall be subject to acceptance or rejection by the Fund. Any offer or sale shall be conclusively presumed to have been accepted by the Fund if the Fund shall fail to notify FDCC of the rejection of such offer or sale prior to the computation of the net asset value of the Fund's Shares next following receipt by the Fund of notice of such offer or sale.
(b) No share of the Fund shall be sold for any consideration other than cash or, except in instances otherwise provided for by the Fund's currently effective prospectus, for any amount less than the public offering price per share, which shall be determined in accordance with the Fund's currently effective prospectus. No Shares may be sold for less than the net asset value thereof

3.    REGISTRATION OF SHARES
      The Company agrees to make prompt and reasonable efforts to effect and to keep in effect the registration or qualification of its Shares for sale in such jurisdictions as the Company may designate. FDCC may serve as dealer of record to assist the Company in connection with any such registration or qualification. The Company acknowledges that FDCC may incur expenses in connection with assisting in the registration or qualification of Fund Shares which are sold at net asset value and the Company will pay or reimburse expenses of FDCC which are incurred in connection with such registration or qualification.

4. INFORMATION TO BE FURNISHED TO FDCC
                The Company agrees that it will furnish FDCC with such information with respect to the affairs and accounts of the Fund as FDCC may from time to time reasonably require, and further agrees that FDCC, at all reasonable times, shall be permitted to inspect the books and records of the Fund.

5. ALLOCATION OF EXPENSES
      During the period of this contract, the Company shall pay or cause to be paid all expenses, costs, and fees incurred by the Fund which are not assumed by FDCC or any investment manager or investment adviser to the Fund. FDCC shall pay advertising and promotional expenses incurred by FDCC in connection with the distribution of the Fund's Shares which are sold subject to the imposition of a sales charge including paying for prospectuses for delivery to prospective shareholders.

6. COMPENSATION TO FDCC
      It is understood and agreed by the parties hereto that FDCC will receive compensation for services it performs hereunder in accordance with Schedule A hereto.

7. LIMITATION OF FDCC's AUTHORITY
      FDCC shall be deemed to be an independent contractor and, except as specifically provided or authorized herein, shall have no authority to act for or represent the Company. In the performance of its duties hereunder, FDCC may solicit and enter into selling dealer agreements with other broker-dealers in a form approved by the Company. Such selling dealer agreements shall provide for the sale of Shares of the Fund on terms consistent with the registration statement of the Fund as then if effect. Unless otherwise provided in a selling dealer agreement, any selling dealer agreement of FDCC in effect as of the date of this agreement shall be deemed to continue hereunder upon delivery to the selling dealer of any amendment required by the terms of the Fund's action eliminating the sales load on sales of affected Fund Shares.

8. SUBSCRIPTION FOR SHARES -REFUND FOR CANCELLED ORDERS
      If FDCC elects to act as a principal, and not as agent, for a sale of Fund Shares, FDCC shall subscribe for the Shares of the Fund only for the purpose of covering purchase orders already received by it or for the purpose of investment for its own account. Whether acting as principal or agent, in the event that an order for the purchase of Shares of the Fund is placed with FDCC by a customer or dealer and subsequently cancelled, FDCC shall forthwith cancel the subscription for such Shares entered on the books of the Fund, and, if FDCC has paid the Fund for such Shares, shall be entitled to receive from the Fund in refund of such payments the lesser of:

(a) the consideration received by the Fund for said Shares; or (b) the net asset value of such Shares at the time of cancellation by FDCC.


9. INDEMNIFICATION OF THE FUND
      FDCC agrees to indemnify the Fund against any and all litigation and other legal proceedings of any kind or nature and against any liability, judgment, cost, or penalty imposed as a result of such litigation or proceedings in any way arising out of or in connection with the sale or distribution of the Shares of the Fund by FDCC. In the event of the threat or institution of any such litigation or legal proceedings against the Fund, FDCC shall defend such action on behalf of the Fund at its own expense, and shall pay any such liability, judgment, cost, or penalty resulting therefrom, whether imposed by legal authority on agreed upon by way of compromise and settlement; provided, however, FDCC shall not be required to pay or reimburse the Fund for any liability, judgment, cost, or penalty incurred as a result of information supplied by, or as the result of the omission to supply information by, the Fund to FDCC or to FDCC by a director, officer, or employee of the Fund who is not an interested person of FDCC, unless the information so supplied or omitted was available to FDCC or the Fund's investment adviser without recourse to the Fund or any such person referred to above.

10. FREEDOM TO DEAL WITH THIRD PARTIES
      FDCC shall be free to render to others services of a nature either similar to or different from those rendered under this contract, except such as may impair its performance of the services and duties to be rendered by it hereunder.

11. EFFECTIVE DATE, DURATION AND TERMINATION OF AGREEMENT The effective date of this Agreement shall be the date first set forth above. Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Fund shall mean the vote of 67% or more of the securities of the Fund if the holders of more than 50% of such securities are present in person or by proxy or the vote of more than 50% of the securities of the Fund whichever is the lesser.

      Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect from year to year but only so long as such continuance is specifically approved at least annually by the Board of Directors of the Company (the "Board of Directors" or "Directors"), including the specific approval of a majority of the directors who are not interested person of FDCC as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a majority of the outstanding voting securities of the Fund.

      This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Directors or by the vote of the holders of a majority of the outstanding voting securities of the Fund, or by FDCC, upon 60 days' written notice to the other party.

      This Agreement shall automatically terminate in the event of its assignment (as defined by the provisions of the 1940 Act.

12. AMENDMENTS TO AGREEMENT
      No material amendment to this Agreement shall be effective until approved by FDCC and by the affirmative vote of a majority of the Board of Directors (including a majority of the directors who are not interested persons of FDCC or any affiliate of FDCC).

13.   NOTICES
      Any notice under this Agreement shall be in writing, addressed, delivered, or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.

      IN WITNESS WHEREOF, the Company on behalf of the Fund and FDCC have caused this Agreement to be executed by their duly authorized officers affixed hereto all as of the day and year first above written.


                                    THE WORLD FUNDS, INC.


                                    By:  /s/ John Pasco, III
                                    Name:  John Pasco, III
                                    Title:     Chairman of the Board



                                    FIRST DOMINION CAPITAL CORP.


                                     By:  /s/ John Pasco, III
                                     Name:  John Pasco, III
                                    Title:        President

                                   Schedule A

      FDCC shall receive, as compensation for its services pursuant to this Distribution Agreement:

(a) With respect to any Shares of the Fund sold subject to a sales charge, FDCC shall be entitled to retain the underwriter's portion of the sales charge for each investment in the Fund's Shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective prospectus and as otherwise provided in the Fund's registration statement.

(b) With respect to sales of Shares of the Fund sold subject to a sales charge for which FDCC is the selling dealer, FDCC shall retain the dealer's sales charge for each investment in the Fund's Shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective prospectus and as otherwise provided in the Fund's registration statement.

(c) With respect to any Shares of the Fund sold at net asset value (without a sales charge), FDCC shall receive from the Fund reimbursement at the rate of $30 per hour for the cost of personnel involved with assistance in the promotion of sale of such Shares and for out-of-pocket costs incurred by FDCC.

                                                                EXHIBIT 23(e)(3)

                                    FORM OF:

                             DISTRIBUTION AGREEMENT

      DISTRIBUTION AGREEMENT, made this 1ST day of November 2005, by and between The World Funds, Inc. (the "Company"), a corporation operating as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), duly organized and existing under the laws of the State of Maryland, on behalf of the REMS Real Estate Value Opportunity Fund series (the "Fund") and First Dominion Capital Corporation ("FDCC"), a Virginia corporation.

WITNESSETH:

1. DISTRIBUTION SERVICES
      The Company on behalf of the Fund hereby engages FDCC as national distributor to assist the Company in promoting the sale and distribution to investors of shares of common stock of the Fund ("Shares"). In connection therewith, FDCC shall (1) promote the sale of Shares, (ii) act as principal underwriter of Shares of the Fund, (iii) otherwise assist the Fund in the distribution of Shares directly to investors through dealers or otherwise. For this purpose the Fund agrees to offer Shares for sale at all times when, and in such places as, such Shares are to be made available for sale and may lawfully be offered for sale and sold. As and when necessary in connection therewith FDCC may act as principal or agent for the sale of such Shares.

2. SALE OF FUND SHARES
      Such Shares are to be sold only on the following terms:

(a) All subscriptions, offers, or sales shall be subject to acceptance or rejection by the Fund. Any offer or sale shall be conclusively presumed to have been accepted by the Fund if the Fund shall fail to notify FDCC of the rejection of such offer or sale prior to the computation of the net asset value of the Fund's Shares next following receipt by the Fund of notice of such offer or sale.

(b) No share of the Fund shall be sold for any consideration other than cash or, except in instances otherwise provided for by the Fund's currently effective prospectus, for any amount less than the public offering price per share, which shall be determined in accordance with the Fund's currently effective prospectus. No Shares may be sold for less than the net asset value thereof

3.    REGISTRATION OF SHARES
      The Company agrees to make prompt and reasonable efforts to effect and to keep in effect the registration or qualification of its Shares for sale in such jurisdictions as the Company may designate. FDCC may serve as dealer of record to assist the Company in connection with any such registration or qualification. The Company acknowledges that FDCC may incur expenses in connection with assisting in the registration or qualification of Fund Shares which are sold at net asset value and the Company will pay or reimburse expenses of FDCC which are incurred in connection with such registration or qualification.

4. INFORMATION TO BE FURNISHED TO FDCC
                The Company agrees that it will furnish FDCC with such information with respect to the affairs and accounts of the Fund as FDCC may from time to time reasonably require, and further agrees that FDCC, at all reasonable times, shall be permitted to inspect the books and records of the Fund.

5. ALLOCATION OF EXPENSES
      During the period of this contract, the Company shall pay or cause to be paid all expenses, costs, and fees incurred by the Fund which are not assumed by FDCC or any investment manager or investment adviser to the Fund. FDCC shall pay advertising and promotional expenses incurred by FDCC in connection with the distribution of the Fund's Shares which are sold subject to the imposition of a sales charge including paying for prospectuses for delivery to prospective shareholders.

6. COMPENSATION TO FDCC
      It is understood and agreed by the parties hereto that FDCC will receive compensation for services it performs hereunder in accordance with Schedule A hereto.

7. LIMITATION OF FDCC's AUTHORITY
      FDCC shall be deemed to be an independent contractor and, except as specifically provided or authorized herein, shall have no authority to act for or represent the Company. In the performance of its duties hereunder, FDCC may solicit and enter into selling dealer agreements with other broker-dealers in a form approved by the Company. Such selling dealer agreements shall provide for the sale of Shares of the Fund on terms consistent with the registration statement of the Fund as then if effect. Unless otherwise provided in a selling dealer agreement, any selling dealer agreement of FDCC in effect as of the date of this agreement shall be deemed to continue hereunder upon delivery to the selling dealer of any amendment required by the terms of the Fund's action eliminating the sales load on sales of affected Fund Shares.

8. SUBSCRIPTION FOR SHARES -REFUND FOR CANCELLED ORDERS
      If FDCC elects to act as a principal, and not as agent, for a sale of Fund Shares, FDCC shall subscribe for the Shares of the Fund only for the purpose of covering purchase orders already received by it or for the purpose of investment for its own account. Whether acting as principal or agent, in the event that an order for the purchase of Shares of the Fund is placed with FDCC by a customer or dealer and subsequently cancelled, FDCC shall forthwith cancel the subscription for such Shares entered on the books of the Fund, and, if FDCC has paid the Fund for such Shares, shall be entitled to receive from the Fund in refund of such payments the lesser of:

(a) the consideration received by the Fund for said Shares; or (b) the net asset value of such Shares at the time of cancellation by FDCC.


9. INDEMNIFICATION OF THE FUND
      FDCC agrees to indemnify the Fund against any and all litigation and other legal proceedings of any kind or nature and against any liability, judgment, cost, or penalty imposed as a result of such litigation or proceedings in any way arising out of or in connection with the sale or distribution of the Shares of the Fund by FDCC. In the event of the threat or institution of any such litigation or legal proceedings against the Fund, FDCC shall defend such action on behalf of the Fund at its own expense, and shall pay any such liability, judgment, cost, or penalty resulting therefrom, whether imposed by legal authority on agreed upon by way of compromise and settlement; provided, however, FDCC shall not be required to pay or reimburse the Fund for any liability, judgment, cost, or penalty incurred as a result of information supplied by, or as the result of the omission to supply information by, the Fund to FDCC or to FDCC by a director, officer, or employee of the Fund who is not an interested person of FDCC, unless the information so supplied or omitted was available to FDCC or the Fund's investment adviser without recourse to the Fund or any such person referred to above.

10. FREEDOM TO DEAL WITH THIRD PARTIES
      FDCC shall be free to render to others services of a nature either similar to or different from those rendered under this contract, except such as may impair its performance of the services and duties to be rendered by it hereunder.

11. EFFECTIVE DATE, DURATION AND TERMINATION OF AGREEMENT The effective date of this Agreement shall be the date first set forth above. Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Fund shall mean the vote of 67% or more of the securities of the Fund if the holders of more than 50% of such securities are present in person or by proxy or the vote of more than 50% of the securities of the Fund whichever is the lesser.

      Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect from year to year but only so long as such continuance is specifically approved at least annually by the Board of Directors of the Company (the "Board of Directors" or "Directors"), including the specific approval of a majority of the directors who are not interested person of FDCC as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a majority of the outstanding voting securities of the Fund.

      This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Directors or by the vote of the holders of a majority of the outstanding voting securities of the Fund, or by FDCC, upon 60 days' written notice to the other party.

      This Agreement shall automatically terminate in the event of its assignment (as defined by the provisions of the 1940 Act.

12. AMENDMENTS TO AGREEMENT
      No material amendment to this Agreement shall be effective until approved by FDCC and by the affirmative vote of a majority of the Board of Directors (including a majority of the directors who are not interested persons of FDCC or any affiliate of FDCC).

13.   NOTICES
      Any notice under this Agreement shall be in writing, addressed, delivered, or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.

      IN WITNESS WHEREOF, the Company on behalf of the Fund and FDCC have caused this Agreement to be executed by their duly authorized officers affixed hereto all as of the day and year first above written.


                                    THE WORLD FUNDS, INC.


                                    By:________________________
                                    Name:  John Pasco, III
                                    Title:     Chairman of the Board



                                    FIRST DOMINION CAPITAL CORP.


                                     By:________________________
                                     Name:  John Pasco, III
                                    Title:        President

                                   Schedule A

      FDCC shall receive, as compensation for its services pursuant to this Distribution Agreement:

(a) With respect to any Shares of the Fund sold subject to a sales charge, FDCC shall be entitled to retain the underwriter's portion of the sales charge for each investment in the Fund's Shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective prospectus and as otherwise provided in the Fund's registration statement.

(b) With respect to sales of Shares of the Fund sold subject to a sales charge for which FDCC is the selling dealer, FDCC shall retain the dealer's sales charge for each investment in the Fund's Shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective prospectus and as otherwise provided in the Fund's registration statement.

(c) With respect to any Shares of the Fund sold at net asset value (without a sales charge), FDCC shall receive from the Fund reimbursement at the rate of $30 per hour for the cost of personnel involved with assistance in the promotion of sale of such Shares and for out-of-pocket costs incurred by FDCC.

                                                             EXHIBIT 23(h)(1)(k)

                        ADMINISTRATIVE SERVICES AGREEMENT


      Administrative Services Agreement dated July 25, 2005 (the "Agreement") by and between The World Funds, Inc. (the "Company") a corporation operating as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), duly organized and existing under the laws of the State of Maryland, on behalf of the Epoch U.S. All Cap Equity Fund series (the "Fund") and Commonwealth Shareholder Services, Inc. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                                WITNESSETH THAT:

      WHEREAS, the Company desires to appoint CSS as its Administrative Services Agent on behalf of the Fund to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund, and provide ministerial services to implement the investment decisions of the Fund and the investment adviser of the Fund, Epoch Investment Partners, Inc. (the "Adviser"); and

      WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

      Section 1. CSS shall examine and review all records and documents of the Fund pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

      Section 2. CSS shall, as necessary for such purposes, advise the Company and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and written or oral instructions from the Fund, shall maintain and keep current such shareholder relations records.

      Unless the information necessary to perform the above functions is furnished in writing to CSS by the Company or its agents (such as custodians, transfer agents, etc.), CSS shall incur no liability and the Company shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

      It shall be the responsibility of the Company to furnish CSS with the Fund's net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

      CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Company and CSS.

      Section 3. The Company shall confirm to the Fund's transfer agent all purchases and redemptions of shares of the Fund effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's transfer agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-l under the 1940 Act, and as otherwise directed by the Board of Directors of the Company ("Board of Directors" or "Directors").

                CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's transfer agent periodically, and not less frequently than monthly.

      Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Company may from time to time agree.

      Section 5. The accounts and records maintained by CSS shall be the property of the Company, and shall be made available to the Company, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Company or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Company of any necessary information, CSS shall assist the Company in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Company and CSS shall agree upon from time to time.

      Section 6. CSS and the Company may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Company or directed by the Company, does not conflict with or violate any requirements of the Company's Articles of Incorporation, By-laws, Fund prospectus, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Company (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Company's procedures.

      Section 7. CSS may rely upon the advice of the Company and upon statements of the Company's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

      Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized oral instructions, any written instructions and certified copy of any resolution of the Board of Directors or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

      CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Company until receipt of notification thereof by the Company.

      The Company shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Company, or the failure of the Company to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Company shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Company reasonable opportunity to defend against such claim in the name of the Company or CSS or both.

      Section 9. The Company agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Board of Directors and CSS.

      Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Company and CSS are open. CSS will be open for business on days when the Company is open for business and/or as otherwise set forth in the Fund's prospectus(es) and Statement(s) of Additional Information.

      Section 11. Either the Company or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than sixty (60) days from the giving of such notice. Such termination shall be without penalty.

      Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that oral instructions may be given if authorized by the Board of Directors and preceded by a certificate from the Company's Secretary so attesting.

      Notices to the Company shall be directed to:
           8730 Stony Point Parkway, Suite 205
           Richmond, Virginia 23235
           Attention:  Mr. John Pasco, III

      Notices to CSS shall be directed to:
           8730 Stony Point Parkway, Suite 205
           Richmond, Virginia 23235
           Attention:  Mr. John Pasco, III

      Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Company without the written consent of CSS, or by CSS without the written consent of the Company, authorized or approved by a resolution of its Board of Directors.

      Section 15. For purposes of this Agreement, the terms oral instructions and written instructions shall mean:

      Oral Instructions: The term oral instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors, to give oral instructions on behalf of the Company.

      Written Instructions: The term written instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors to give Written Instructions on behalf of the Company.

      The Company shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of written instructions or the transmittal of oral instructions as provided above.

      Section 16. This Agreement shall be governed by the laws of the State of Maryland.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                     THE WORLD FUNDS, INC.


                     By:  /s/ John Pasco, III
                     Name:John Pasco, III
                     Title:    Chairman of the Board



                     COMMONWEALTH SHAREHOLDER SERVICES, INC.


                     By:    /s/ John Pasco, III
                     Name:  John Pasco, III
                         Title: Chief Executive Officer

                                   Schedule A
      Pursuant to Section 9 of the Administrative Services Agreement, dated July 25, 2005, by and between The World Funds, Inc. (the "Company") on behalf of the Epoch U.S. All Cap Equity Fund series (the "Fund") and Commonwealth Shareholder Services, Inc. ("CSS"), the Company shall pay CSS a fee calculated and paid monthly as follows:

A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the annual rate of 0.10% on the average daily net assets of the Fund, subject to a minimum amount of $15,000 per year for a period of two years from the date of the Administrative Agreement. Thereafter, the minimum administrative fee is $30,000 per year.

D. In addition to the foregoing, the Company shall reimburse CSS from the assets of the Fund all expenses incurred by the Fund individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.

                                   Schedule B

Pursuant to Section 1 of the Administrative Services Agreement, dated July 25, 2005 by and between The World Funds, Inc. (the "Company") on behalf of the Epoch U.S. All Cap Equity Fund series (the "Fund") and Commonwealth Shareholder Services, Inc. ("CSS"), the following outlines CSS's duties and responsibilities to be covered under the Agreement:

1. Subject to the direction and control of the Board of Directors, CSS shall manage all aspects of the Fund's operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Company, all in such manner and to such extent as may be authorized by the Board of Directors.

2. Oversee the performance of administrative and professional services rendered to the Fund by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund, including:

(a) The preparation and maintenance by the Fund's custodian, transfer agent, dividend disbursing agent and fund accountant in such form, for such periods and in such locations as my be required by applicable United States law, of all documents and records relating to the operation of the Fund required to be prepared or maintained by the Company or its agents pursuant to applicable law.

(b) The reconciliation of account information and balances among the Fund's custodian, transfer agent, dividend disbursing agent and fund accountant.

(c)        The transmission of purchase and redemption orders for shares.

(d) The performance of fund accounting, including the accounting services agent's calculation of the net asset value ("NAV") of the Fund's shares.

3. Assist the Fund's investment adviser in monitoring fund holdings for compliance with prospectus investment restriction and assist in preparation of periodic compliance reports, as applicable.

4. Prepare and coordinate the printing of semi-annual and annual financial statements.

5. Prepare selected management reports for performance and compliance analyses agreed upon by the Company and Administrator from time to time.

6. Advise the Company and the Board of Directors on matters concerning the Fund and its affairs.

7.    With  the  assistance  of the  counsel  to the  Company,  the  investment adviser, officers of the Company and other relevant parties, prepare and disseminate materials for meetings of the Board of Directors on behalf of the Fund, including agendas and selected financial information as agreed upon by the Company and CSS from time to time; attend and participate in Board meetings to the extent requested by the Board of Directors; and prepare minutes of the meetings of the Board of Directors for review by Company's legal counsel.

8. Provide assistance to the Fund's independent public accountants in order to determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income and excise tax requirements.

9. Assist the Fund's independent public accountants with the preparation of the Fund's federal, state and local tax returns to be review by the Fund's independent public accounts.

10. Prepare and maintain the Fund's operating expense budget to determine proper expense accruals to be charged to the Fund in order to calculate it's daily NAV.

11. In consultation with counsel for the Company, assist in and oversee the preparation, filing, printing and where applicable, dissemination to shareholders of the following:

(a)        Amendments to the Fund's Registration Statement on Form N-1A.

(b) Periodic reports to the Fund's shareholders and the U. S. Securities and Exchange Commission (the "SEC"), including but not limited to annual reports and semi-annual reports.

(c)        Notices pursuant to Rule 24f-2.

(d)        Proxy materials.

(e)        Reports to the SEC on Form N-SAR.

12.        Coordinate the Fund's annual or SEC audit by:

(a) Assisting the Fund's independent auditors, or, upon approval of the Fund, any regulatory body in any requested review of the Fund's accounts and records.

(b) Providing appropriate financial schedules (as requested by the Fund's independent public accounts or SEC examiners); and,

(c)        Providing office facilities as may be required.

13.   After consultation with counsel for the Company and the investment adviser, assist the investment adviser to determine the jurisdictions in which shares of the Fund shall be registered or qualified for sale; register, or prepare applicable filings with respect to, the shares with the various state and other securities commissions, provided that all fees for the registration of shares or for qualifying or continuing the qualification of the Fund shall be paid by the Fund.

14. Monitor sales of shares, ensure that the shares are properly and duly registered with the SEC.

15. Oversee the calculation of performance data for dissemination to information services covering the investment company industry, for sales literature of the Fund and other appropriate purposes.

16. Prepare, or cause to be prepared, expense and financial reports, including Fund budgets, expense reports, pro-forma financial statements, expense and profit/loss projections and fee waiver/expense reimbursement projections on a periodic basis.

17. Authorize the payment of Fund expenses and pay, from Fund assets, all bills of the Fund.

18. Provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies.

19. Assist the Fund in the selection of other service providers, such as independent accountants, law firms and proxy solicitors; and perform such other recordkeeping, reporting and other tasks as may be specified from time to time in the procedures adopted by the Board of Directors; provided that CSS need not begin performing any such task except upon 65 days' notice and pursuant to mutually acceptable compensation agreements.

20. CSS shall provide such other services and assistance relating to the affairs of the Fund as the Company may, from time to time, reasonably request pursuant to mutually acceptable compensation agreements.

21.   Except with respect to CSS's duties as set forth in this Section, and except as otherwise specifically provided herein, the Company assumes all responsibility for ensuring that the Fund complies with all applicable requirement of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Fund. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

22. In order for CSS to perform the services required by this Section, the Company (i) shall cause all service providers to the Fund to furnish any and all information to CSS and assist CSS as may be required and (ii) shall ensure that CSS has access to all records and documents maintained by the Fund or any service provider to the Fund.

                                                             EXHIBIT 23(h)(1)(l)


                                    FORM OF:

                        ADMINISTRATIVE SERVICES AGREEMENT



      Administrative Services Agreement dated November 1, 2005 (the "Agreement") by and between The World Funds, Inc. (the "Company") a corporation operating as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), duly organized and existing under the laws of the State of Maryland, on behalf of the REMS Real Estate Value Opportunity Fund series (the "Fund") and Commonwealth Shareholder Services, Inc. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                                WITNESSETH THAT:

      WHEREAS, the Company desires to appoint CSS as its Administrative Services Agent on behalf of the Fund to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund, and provide ministerial services to implement the investment decisions of the Fund and the investment adviser of the Fund, Real Estate Management Services Group, LLC (the "Adviser"); and

      WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

      Section 1. CSS shall examine and review all records and documents of the Fund pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

      Section 2. CSS shall, as necessary for such purposes, advise the Company and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and written or oral instructions from the Fund, shall maintain and keep current such shareholder relations records.

      Unless the information necessary to perform the above functions is furnished in writing to CSS by the Company or its agents (such as custodians, transfer agents, etc.), CSS shall incur no liability and the Company shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

      It shall be the responsibility of the Company to furnish CSS with the Fund's net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

      CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Company and CSS.

      Section 3. The Company shall confirm to the Fund's transfer agent all purchases and redemptions of shares of the Fund effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's transfer agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-l under the 1940 Act, and as otherwise directed by the Board of Directors of the Company ("Board of Directors" or "Directors").

                CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's transfer agent periodically, and not less frequently than monthly.

      Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Company may from time to time agree.

      Section 5. The accounts and records maintained by CSS shall be the property of the Company, and shall be made available to the Company, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Company or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Company of any necessary information, CSS shall assist the Company in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Company and CSS shall agree upon from time to time.

      Section 6. CSS and the Company may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Company or directed by the Company, does not conflict with or violate any requirements of the Company's Articles of Incorporation, By-laws, Fund prospectus, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Company (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Company's procedures.

      Section 7. CSS may rely upon the advice of the Company and upon statements of the Company's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

      Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized oral instructions, any written instructions and certified copy of any resolution of the Board of Directors or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

      CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Company until receipt of notification thereof by the Company.

      The Company shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Company, or the failure of the Company to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Company shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Company reasonable opportunity to defend against such claim in the name of the Company or CSS or both.

      Section 9. The Company agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Board of Directors and CSS.

      Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Company and CSS are open. CSS will be open for business on days when the Company is open for business and/or as otherwise set forth in the Fund's prospectus(es) and Statement(s) of Additional Information.

      Section 11. Either the Company or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than sixty (60) days from the giving of such notice. Such termination shall be without penalty.

      Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that oral instructions may be given if authorized by the Board of Directors and preceded by a certificate from the Company's Secretary so attesting.

      Notices to the Company shall be directed to:
           8730 Stony Point Parkway, Suite 205
           Richmond, Virginia 23235
           Attention:  Mr. John Pasco, III

      Notices to CSS shall be directed to:
           8730 Stony Point Parkway, Suite 205
           Richmond, Virginia 23235
           Attention:  Mr. John Pasco, III

      Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Company without the written consent of CSS, or by CSS without the written consent of the Company, authorized or approved by a resolution of its Board of Directors.

      Section 15. For purposes of this Agreement, the terms oral instructions and written instructions shall mean:

      Oral Instructions: The term oral instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors, to give oral instructions on behalf of the Company.

      Written Instructions: The term written instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors to give Written Instructions on behalf of the Company.

      The Company shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of written instructions or the transmittal of oral instructions as provided above.

      Section 16. This Agreement shall be governed by the laws of the State of Maryland.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                     THE WORLD FUNDS, INC.



                     By:__________________________
                     Name:John Pasco, III
                     Title:    Chairman of the Board



                     COMMONWEALTH SHAREHOLDER SERVICES, INC.



                      By: _________________________________
                     Name:  John Pasco, III
                         Title: Chief Executive Officer

                                   Schedule A
      Pursuant to Section 9 of the Administrative Services Agreement, dated November 1, 2005, by and between The World Funds, Inc. (the "Company") on behalf of the REMS Real Estate Value Opportunity Fund series (the "Fund") and Commonwealth Shareholder Services, Inc. ("CSS"), the Company shall pay CSS a fee calculated and paid monthly as follows:

A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the annual rate of 0.10% on the average daily net assets of the Fund, subject to a minimum amount of $15,000 per year for a period of two years from the date of the Administrative Agreement. Thereafter, the minimum administrative fee is $30,000 per year.

D. In addition to the foregoing, the Company shall reimburse CSS from the assets of the Fund all expenses incurred by the Fund individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.

                                   Schedule B

Pursuant to Section 1 of the Administrative Services Agreement, dated November 1, 2005 by and between The World Funds, Inc. (the "Company") on behalf of the REMS Real Estate Value Opportunity Fund series (the "Fund") and Commonwealth Shareholder Services, Inc. ("CSS"), the following outlines CSS's duties and responsibilities to be covered under the Agreement:

23. Subject to the direction and control of the Board of Directors, CSS shall manage all aspects of the Fund's operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Company, all in such manner and to such extent as may be authorized by the Board of Directors.

24. Oversee the performance of administrative and professional services rendered to the Fund by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund, including:

(e) The preparation and maintenance by the Fund's custodian, transfer agent, dividend disbursing agent and fund accountant in such form, for such periods and in such locations as my be required by applicable United States law, of all documents and records relating to the operation of the Fund required to be prepared or maintained by the Company or its agents pursuant to applicable law.

(f) The reconciliation of account information and balances among the Fund's custodian, transfer agent, dividend disbursing agent and fund accountant.

(g)        The transmission of purchase and redemption orders for shares.

(h) The performance of fund accounting, including the accounting services agent's calculation of the net asset value ("NAV") of the Fund's shares.

25. Assist the Fund's investment adviser in monitoring fund holdings for compliance with prospectus investment restriction and assist in preparation of periodic compliance reports, as applicable.

26. Prepare and coordinate the printing of semi-annual and annual financial statements.

27. Prepare selected management reports for performance and compliance analyses agreed upon by the Company and Administrator from time to time.

28. Advise the Company and the Board of Directors on matters concerning the Fund and its affairs.

29.   With  the  assistance  of the  counsel  to the  Company,  the  investment adviser, officers of the Company and other relevant parties, prepare and disseminate materials for meetings of the Board of Directors on behalf of the Fund, including agendas and selected financial information as agreed upon by the Company and CSS from time to time; attend and participate in Board meetings to the extent requested by the Board of Directors; and prepare minutes of the meetings of the Board of Directors for review by Company's legal counsel.

30. Provide assistance to the Fund's independent public accountants in order to determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income and excise tax requirements.

31. Assist the Fund's independent public accountants with the preparation of the Fund's federal, state and local tax returns to be review by the Fund's independent public accounts.

32. Prepare and maintain the Fund's operating expense budget to determine proper expense accruals to be charged to the Fund in order to calculate it's daily NAV.

33. In consultation with counsel for the Company, assist in and oversee the preparation, filing, printing and where applicable, dissemination to shareholders of the following:

(f)        Amendments to the Fund's Registration Statement on Form N-1A.

(g) Periodic reports to the Fund's shareholders and the U. S. Securities and Exchange Commission (the "SEC"), including but not limited to annual reports and semi-annual reports.

(h)        Notices pursuant to Rule 24f-2.

(i)        Proxy materials.

(j)        Reports to the SEC on Form N-SAR.

34.        Coordinate the Fund's annual or SEC audit by:

(d) Assisting the Fund's independent auditors, or, upon approval of the Fund, any regulatory body in any requested review of the Fund's accounts and records.

(e) Providing appropriate financial schedules (as requested by the Fund's independent public accounts or SEC examiners); and,

(f)        Providing office facilities as may be required.

35. After consultation with counsel for the Company and the investment adviser, assist the investment adviser to determine the jurisdictions in which shares of the Fund shall be registered or qualified for sale; register, or prepare applicable filings with respect to, the shares with the various state and other securities commissions, provided that all fees for the registration of shares or for qualifying or continuing the qualification of the Fund shall be paid by the Fund.

36. Monitor sales of shares, ensure that the shares are properly and duly registered with the SEC.

37. Oversee the calculation of performance data for dissemination to information services covering the investment company industry, for sales literature of the Fund and other appropriate purposes.

38. Prepare, or cause to be prepared, expense and financial reports, including Fund budgets, expense reports, pro-forma financial statements, expense and profit/loss projections and fee waiver/expense reimbursement projections on a periodic basis.

39. Authorize the payment of Fund expenses and pay, from Fund assets, all bills of the Fund.

40. Provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies.

41. Assist the Fund in the selection of other service providers, such as independent accountants, law firms and proxy solicitors; and perform such other recordkeeping, reporting and other tasks as may be specified from time to time in the procedures adopted by the Board of Directors; provided that CSS need not begin performing any such task except upon 65 days' notice and pursuant to mutually acceptable compensation agreements.

42. CSS shall provide such other services and assistance relating to the affairs of the Fund as the Company may, from time to time, reasonably request pursuant to mutually acceptable compensation agreements.

43. Except with respect to CSS's duties as set forth in this Section, and except as otherwise specifically provided herein, the Company assumes all responsibility for ensuring that the Fund complies with all applicable requirement of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Fund. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

44. In order for CSS to perform the services required by this Section, the Company (i) shall cause all service providers to the Fund to furnish any and all information to CSS and assist CSS as may be required and (ii) shall ensure that CSS has access to all records and documents maintained by the Fund or any service provider to the Fund.

                                                             EXHIBIT 23(h)(4)(n)

                                    FORM OF:

                          EXPENSE LIMITATION AGREEMENT
                              THE WORLD FUNDS, INC.


      This Expense Limitation Agreement, effective as of November 1, 2005 is by and between Real Estate Management Services Group, LLC, (the "Adviser") and The World Funds, Inc. (the "Company"), on behalf of the REMS Real Estate Value Opportunity Fund series of the Company (the "Fund").

      WHEREAS, the Company is a corporation organized under the Maryland General Corporations Law, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management company of the series type (the Fund being a series of the Company); and

      WHEREAS, the Company and the Adviser have entered into an Investment Advisory Agreement, ("Advisory Agreement"), pursuant to which the Adviser provides advisory services to the Fund for compensation based on the value of the average daily net assets of the Fund; and

      WHEREAS, the Company and the Adviser have determined that it is appropriate and in the best interests of the Fund and its shareholders to seek to maintain the expenses of the Fund at a level below the level to which the Fund might otherwise be subject;

      NOW, THEREFORE, the parties to this Agreement acknowledge and agree to the following:

1. Expense Limitation.

1.1 Operating Expense Limit. The targeted Operating Expense Limit in any fiscal year with respect to shares of the Fund is 1.50% of the average daily net assets.

1.2 Applicable Expense Limit. To the extent that the aggregate expenses incurred by the Fund in any fiscal year (referred to as "Fund Operating Expenses") exceed the Operating Expense Limit, the excess amount, to the extent set forth herein ("Excess Amount") will become a liability of the Adviser. Fund Operating Expenses may include, but are not limited to, advisory fees payable to the Adviser. Fund Operating Expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

1.3 Method of Computation. To determine the Adviser's liability with respect to the Excess Amount, each month the Fund Operating Expenses for the Fund will be annualized as of the last day of the month. If the annualized Fund Operating Expenses of the Fund exceed the Operating Expense Limit of the Fund for the month, the officers of the Fund will calculate the extent to which the advisory fee payable to the Adviser for that month will have to be reduced in order to bring the annualized Fund Operating Expenses down to a level equal to the Operating Expense Limit. The advisory fee payable to the Adviser in respect of any month shall be reduced in part or in whole so that the Fund Operating Expenses do not exceed the Fund Operating Expense Limit for that month.

1.4 Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year, an annual adjustment payment will be made by the appropriate party in order that the amount of the advisory fees waived or reduced by the Adviser, as well as other voluntary payments remitted by the Adviser to the Fund with respect to adjustments made to the Fund Operating Expenses for the previous fiscal year, shall equal the Excess Amount for the entire fiscal year.

2. Reimbursement of Fee Waivers and Expense Reimbursements.

2.1 Reimbursement. If during any quarter in which the Advisory Agreement is still in effect, the estimated annualized aggregate Fund Operating Expenses of the Fund for the quarter are less than the Operating Expense Limit for that quarter, the Adviser will be entitled to payment by the Fund of fees waived or remitted by the Adviser to the Fund pursuant to
      Section 1 of this Agreement during prior periods. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by the Adviser to the Fund during any of the previous three (3) fiscal years pursuant to Section 1 of this Agreement, less any reimbursement previously paid during such three (3) years by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund; provided that the amount payable to the Adviser pursuant to this Section 2.1 is limited in any quarter to not more than the difference between the Operating Expense Limit for the quarter and the actual Fund Operating Expenses for that quarter. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

2.2 Board Approval. No Reimbursement Amount will be paid to the Adviser in any fiscal quarter unless the Company's Board of Directors has determined that a reimbursement is in the best interest of the Fund and its shareholders. The Company's Board of Directors will determine quarterly in advance whether any Reimbursement Amount may be paid to the Adviser during the quarter.

3. Term and Termination of Agreement.

      This Agreement will continue in effect for the first three years following commencement of the Fund's operations, and from year to year thereafter provided that each continuance is specifically approved by a majority of the directors of the Company who (i) are not "interested persons" of the Company or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement ("Independent Directors"). Nevertheless, this Agreement may be terminated by either party to the Agreement, without payment of any penalty, upon ninety (90) days prior written notice to the other party at its principal place of business. Action to terminate the Agreement must be authorized by resolution of a majority of the Independent Directors of the Company or by a vote of a majority of the outstanding voting securities of the Company.

4.    Miscellaneous.

4.1 Captions. The captions in this Agreement are included for convenience of reference only and do not define or delineate any of the provisions of the Agreement, or otherwise affect their construction or effect.

4.2 Interpretation. Nothing in this Agreement requires the Company or the Fund to take any action contrary to the Company's Articles of Incorporation, Bylaws, or any applicable statutory or regulatory requirement to which the Company or Fund are subject, nor does this Agreement relieve or deprive the Company's Board of Directors of its responsibility for and control of the conduct of the affairs of the Company or the Fund.

4.3 Definitions. Any questions of interpretation of any term or provision of this Agreement has the same meaning, and is to be resolved by reference to, the 1940 Act and the Advisory Agreement between the parties.

      IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective duly authorized officers, and have caused their respective corporate seals to be affixed to this Agreement as of the day and year first above written.
                     THE WORLD FUNDS, INC.


                      BY:__________________________________
                     Name:     John Pasco, III
                     Title:         Chairman



                     REAL ESTATE MANAGEMENT SERVICES GROUP, LLC


                    BY: ____________________________________
                     Name:
                     Title:

                                                                 EXHIBIT (23)(i)


August 15, 2005


The World Funds, Inc.
8730 Stony Point Parkway
Suite 205
Richmond, Virginia 23235

      Re:  Legal Opinion - Securities Act of 1933

Ladies and Gentlemen:

      We have been asked to provide to The World Funds, Inc. (the "Company"), a series corporation organized under Maryland law, an opinion respecting shares of common stock of the Company registered under the Securities Act of 1933, as amended (the "Securities Act"). In connection with this opinion, we have examined the Articles of Incorporation (the "Articles") of the Company, the By-Laws of the Company, the resolutions adopted by the Company's Board of Directors organizing the business of the Company, and its proposed form of Share Certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material. We also have examined the Notification of Registration and the Registration Statements filed under the Investment Company Act of 1940 (the "Investment Company Act") and the Securities Act, all as amended to date, as well as other items we deemed material to that opinion.

      The Company is authorized to issue eight hundred and fifty million (850,000,000) shares of common stock (the "Shares"), with a par value of $0.01 per share. The Board of Directors of the Company has the power to designate one or more series ("Funds") of Shares and to designate separate classes of Shares within the same Fund. The Board of Directors have previously authorized the issuance of Shares to the public. Currently, the Company is offering Shares of Funds as follows:

                                           NUMBER OF SHARES
       NAME OF SERIES                      OF COMMON STOCK
                                            ALLOCATED

       Sand Hill Portfolio Manager
       Fund
             Class Y Shares                   15,000,000
             Class A Shares                   15,000,000
             Class B Shares                   10,000,000
             Class C Shares                   10,000,000

       CSI Fixed Income Fund                  50,000,000

       CSI Equity Fund
             Investor Shares                  15,000,000
             Class A Shares                   15,000,000
             Institutional Shares             10,000,000
             Class C Shares                   10,000,000

       New Market Fund
             Class A Shares                   20,000,000
             Institutional Shares             15,000,000
             Class C Shares                   15,000,000

       Third Millennium Russia Fund
             Class A Shares                   20,000,000
             Institutional Shares             15,000,000
             Class C Shares                   15,000,000

       GenomicsFund
             Class Y Shares                   15,000,000
             Class A Shares                   15,000,000
             Class B Shares                   10,000,000
             Class C Shares                   10,000,000

       Chase Mid-Cap Growth Fund
             Class A Shares                   25,000,000
             Class C Shares                   25,000,000

                                            NUMBER OF SHARES
       NAME OF SERIES                       OF COMMON STOCK
                                            ALLOCATED

       Epoch International Small Cap
       Fund
             Class A Shares                   15,000,000
             Class C Shares                   15,000,000
             Institutional Shares             20,000,000

       Eastern European Equity Fund
             Class A Shares                   20,000,000
             Institutional Shares             15,000,000
             Class C Shares                   15,000,000

       Dividend Capital Realty Income
       Fund
             Class I Shares                   15,000,000
             Class A Shares                   15,000,000
             Class B Shares                   10,000,000
             Class C Shares                   10,000,000

       Epoch U. S. All Cap Equity Fund
             Class A Shares                   15,000,000
             Class C Shares                   15,000,000
             Institutional Shares             20,000,000

       REMS Real Estate Value -
           Opportunity Fund                   50,000,000

       Unclassified Shares                   150,000,000(1)
                                            ------------

                            TOTAL            850,000,000

      The Company has filed with the U.S. Securities and Exchange Commission, a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of Shares of the Funds pursuant to the provisions of Rule 24f-2 under the Investment Company Act. You have advised us that the Company each year hereafter will timely file, a Notice pursuant to Rule 24f-2 perfecting the registration of the Shares sold by each Fund during each fiscal year during which such registration of an indefinite number of Shares remains in effect.

      You have also informed us that the Shares of the Funds have been, and will continue to be, sold in accordance with each Fund's usual method of distributing its registered Shares, under which prospectuses are made available for delivery to offerees and purchasers of such Shares in accordance with Section 5(b) of the Securities Act.

      This opinion is based exclusively on the Maryland General Corporation Law and the federal law of the United States of America.

      Based upon the foregoing information and examination, so long as the Company remains a valid and subsisting entity under the laws of Maryland, and the registration of an indefinite number of Shares of the Funds remains effective, the authorized Shares of the Funds identified above, when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable Shares, and the holders of such Shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

      We hereby consent to the use of this opinion as an exhibit to Post-Effective Amendment No. 45 to the Company's Registration Statement on Form N-1A.

                               Very truly yours,

                               GREENBERG TRAURIG, LLP



                          By:  /s/ Steven M. Felsenstein
                               -------------------------------
                               Steven M. Felsenstein, a Shareholder

 --------

(1) In addition to the authorized and classified shares listed on this table, the Company has also authorized and classified 50 million shares of common stock to the Satuit Capital Micro Cap Fund and 50 million shares of common stock to the Satuit Capital Small Cap Fund. The Satuit Capital Micro Cap Fund and Satuit Capital Small Cap Fund have not yet filed for registration of such shares and such shares are not a part of, or included in, this opinion.

                                                              EXHIBIT (23)(p)(6)

EMPLOYEE TRADING PROCEDURES (CODE OF ETHICS)
[GRAPHIC OMITTED]

                  REAL ESTATE MANAGEMENT SERVICES GROUP, LLC
                           EMPLOYEE TRADING PROCEDURES
                          (ALSO CALLED CODE OF ETHICS)
Purpose Real Estate Management Services Group, LLC has adopted This Code of Ethics in accordance with Rule 17j-Ib under the Investment Company Act of 1940 (the "Investment Company Act"). Rule 17j-I under the Investment Company Act generally proscribes fraudulent or manipulative practices with respect to purchase or sales of securities held or to be held or to be acquired by Investment companies, in effect by associated persons of such companies. The purpose of the employee trading procedures ("Procedures") is to govern the personal securities trades of "access persons" (as defined below) of the Real Estate Management Services Group, LLC ("Investment Company") whose personal interests, in certain circumstances, may conflict with those of the Investment Adviser. While the Investment Company has full confidence in the integrity of all of its employees, officers and directors, it recognizes that certain of these persons have or may have knowledge of present or future client transactions and, in certain circumstances, the power to influence transactions made by or for clients. If such individuals engage in personal transactions in securities that are eligible for investment by clients, these individuals could be in the position where their personal interest may conflict with the interests of clients. This Code of Ethics is to provide regulation and procedures consistent with the Investment Company Act and Rule 17j-I designed to give effect to the general prohibitions set forth in Rule 17j-I (a) as follows:
a) It shall be unlawful for any person of or principal underwriter for a registered investment company, or any affiliated person of an investment advisor of or principal underwriter for a registered investment company in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired as defined in this section by such registered investment company.
b) To employ any device, scheme. Or office to defraud such registered investment company;
c) To make such registered investment company any untrue statement of material fact or omit to state to such registered investment company a material fact necessary in order to make statements made in light of the circumstances under which they are made not misleading;

d) To engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon any such registered investment company; or
e) To engage in any manipulative practice with respect to such registered Investment Company.
1. General Principles These Procedures are based on the principle that access persons of the Investment Company owe a fiduciary duty to its clients. This duty includes the obligation to conduct their personal securities transactions in a manner that does not interfere with the transactions of any client or otherwise to take unfair advantage of their relationship with clients. In recognition of this duty, the Investment Adviser hereby adopts the following general principles to guide the actions of the access persons:
a. Access Persons have a duty at all times to place the interests of clients first.
b. Access Persons have the duty to conduct all personal securities transactions in a manner consistent with these Procedures and in such a manner to avoid any actual or potential conflict or abuse of a position of trust and responsibility.
c. Access Persons must refrain from actions or activities that allow a person to profit or benefit from his or her position with respect to a client, or that otherwise bring into question the Access Person's independence or judgment.
d. All personal securities transactions in securities by Access Persons must be accomplished so as to avoid even the appearance of a conflict of interests on the part of such Access Persons with the interests of a client.
2.         Definitions a. Access Person means:
i. any director or officer of the Investment Company; ii. each employee of the Investment Company who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding, the purchase or sale of a Security by a Client, or whose functions relate to the making of any recommendations with respect to such purchases or sales;
iii. any natural person in a control relationship to the Investment Company who obtains information concerning recommendations made by the Investment Company with respect to the purchase or sale of a Security by a Client; and
iv. any spouse, minor child, and any relative resident in the household of a person named in Sections 3(a)(i) through (iii).
b.    Beneficial Ownership means a direct or indirect pecuniary interest in a security, as set forth in Section 16 of the Securities Exchange Act of 1934, as amended Rule 16a-1 (a) (2) there under. A person, for example, would be deemed to have a beneficial ownership of securities if he or she directly owned the securities, his or her spouse or minor children owned the securities, or if such person, by contract, arrangement, understanding or relationship, has sole or shared voting or investment power over the securities held by such person.
c. Client means any person that has entered an investment advisory or investment management agreement with the Investment Company.
d. Control means the power to exercise a controlling influence over the management or policies of a company, ownership of 25% or more of a company's equity securities, or any other form of control as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended.
e.              Related Security means any security convertible within sixty
                (60) days into a Security and any future or option on the Security.
f. Security means a security as defined in Section 2(a)(1) of the Securities Act of 1933, as amended, except that it does not include:
i. any security issued or guaranteed as to principal or interest by the U.S. Government, a U.S. government agency, or a U.S. government instrumentality;
ii. any security issued by a mutual fund; and iii. any money market instrument, including bankers' acceptances, certificates of deposit, and commercial paper.
3.    EXEMPTED TRANSACTIONS
                The Prohibitions of Section 4 of this Code shall not apply to:
a.    Purchases or sales affected in any amount over which the access person has no direct or indirect influence or control.
b.    Purchases or sales of securities which are not eligible for purchase or sale by an investment company,
c. Purchases or sales, which are non-voluminal on the part of either the access person or an investment company.
d.         Purchase, which are part of an automatic dividend reinvestment plan.
           e. Purchase effected upon the exercise of right issued by an issuer pro rata to all holders of a class of securities, to the extent such rights were acquired from such issuer and sales of such rights so acquired.
f. Purchases or sales which receive the prior approval or the Compliance Officer because they are only remotely potentially harmful to an investment company as they would very unlikely to affect a highly institutional market or because they clearly are not related economically to the securities to be purchased, sold, or held by the investment company.
4.         Prohibitions
a. No Access Person shall in connection with the purchase or sale by such person of a Security held or to be acquired by any Client:
i.         employ any device, scheme or artifice to defraud such Client; ii.
           make any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements made not misleading;
iii. engage in any act, practice, or course of business that would operate as a fraud or deceit upon such Client; or
iv.             engage in any manipulative practice. b. No Access Person may:
i. purchase or sell, directly or indirectly, a Security for his or her own account within seven (7) days before the time that the same Security or Related Security is being purchased or sold by any Client; or
ii. purchase or sell, directly or indirectly, a Security for his or her own account that is the same Security or Related Security that is the subject of a pending buy, sell recommendation or trade to any Client.
c. No Access Person shall recommend any transaction in any Securities by any Client without having disclosed his or her interest, if any, in such Securities or the issuer thereof, including:
i. the Access Person's Beneficial Ownership of any Securities of such issuer;
ii. any contemplated transaction by the Access Person in such Securities; iii. any position the Access Person has with such issuer; and iv. any present or proposed business relationship between such issuer and the Access Person (or a party with which the Access Person has a significant relationship).
d. No Access Person shall reveal any proposed transactions in Securities by one Client to another Client, or to any other person.
e. No Access Person may acquire a Security in an initial public offering or private securities sale without the prior written consent of the compliance officer of the Investment Adviser.
f.              No Access Person may profit from the:
i. Purchase of a Security followed by the sale of the same or a Related Security within sixty (60) days of the purchase; or
ii. Sale of a Security followed by the purchase of the same Security or a Related Security within sixty (60) days of the sale.
g. Any staff receiving gifts or entertainment other than normal business lunches and dinners must report these to the Compliance Officer. All gifts with a value of more than an agreed de minimis sum (currently $35.00) must surrender these gifts into the safekeeping of the Compliance Officer. No cash or cash equivalent gift may be offered or accepted.
h. Any director or member of staff wishing to accept an outside directorship or assume an outside business interest is subject to the requirements of the Code of Ethics. In particular, any interest involving investments or giving advice on investments (for example being a member of the finance committee of a charity or trust) must not only have prior approval but must be reviewed thereafter on an annual basis.
i. Directors and staff are not permitted to make contributions to the political campaigns of its clients, prospective clients or their officers and employees. All requests for such contributions must be reported to the Compliance Officer.
5.              Pre-Clearance of Securities Transactions
a. Except as provided in Section 5.b., each Access Person may not purchase or sell any Security without first:
i.              providing the compliance officer the information set forth in
                Section 5.c prior to the trade; and
ii. obtaining preclearance from the compliance officer. b. The preclearance requirements of Section 5.a. shall not apply to the following transactions:
i. Purchase or sales over which the Access Person has no direct or indirect influence or control;
ii. Purchase or sales that are non-volitional on the part of the Access Person (e.g., purchases made pursuant to an automatic dividend reinvestment plan);
iii. Purchases or sales of securities that are not eligible for purchase by any Client; and
iv. Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its Securities.
c. The following information shall be provided to the compliance officer pursuant to Section 5.a.i.:
i.              Name of Access Person requesting a Pre-Clearance of Securities
                Transaction;
ii. Title and number of shares involved; iii. Approximate principal amount of each Security involved; iv. Nature of the transaction (buy or sell); v. Name of broker-dealer, bank, or other financial institution through whom the transaction will be placed.
d. The compliance officer shall preclear transactions that appear, upon reasonable inquiry, to present no conflict with any client or no reasonable likelihood of harm to any Client.
6.         Reporting
a. Each Access Person shall report all transactions annually in Securities in which such Access Person has any direct or indirect Beneficial Ownership.
b. Reports shall be filed with the compliance officer within ten (10) days after the end of each calendar quarter.
c. Reports filed pursuant to this Section 6 shall contain the following information:
i.         Name of the Access Person making the report; ii. Date of the Report;
           iii. Date of the transaction; iv. Title and number of shares involved; v. Principal amount of each Security involved; vi. Nature of the transaction (buy or sell); vii. Price at which transaction was effected; and viii. Name of the broker-dealer, bank or other financial institution through whom the transaction was effected.
d. Every Access Person who opens an account at a broker-dealer or other financial institution shall:
i. Immediately notify the compliance officer of the opening of such account; and
ii. Direct each such broker-dealer or other financial institution to provide the compliance officer a duplicate copy of each confirmation and periodic account statement issued to such Access Person.
e. Each Access Person who owns Securities acquired in a private placement shall disclose such ownership to the compliance officer prior to such person becoming involved in any consideration of an investment in the issuer of the securities by a Client.
7.         Certification
      Every Access Person shall certify on an annual basis that he or she has: complied with these Procedures;
a.              read and understands these Procedures; and
b. disclosed, precleared, and reported all transactions in Securities consistent with the requirements of these Procedures.
8.              Compliance Officer Duties
a. The compliance officer shall review and compare all reported transactions in Securities with:
i. the transactions of the Access Person indicated on his or her confirmations and account statements; and
ii. the transactions of clients of the Investment Adviser. b. If the compliance officer suspects that an Access Person has violated these Procedures, he or she shall investigate the alleged violation, and, as a part of that investigation, allow the Access Person an opportunity to explain why the violation occurred or did not occur.
c. If the compliance officer concludes that an Access Person has violated these Procedures, he or she shall submit a report of such violation, his or her investigation of such violation, and his or her recommendation on what steps should be taken to address such violation, including recommending sanctions against the violator to the chief executive officer of the Investment Adviser.
d. After reviewing the report of the compliance officer and any other relevant information, the chief executive officer and/or other officers designated to review violations of these Procedures, shall as he or she deems appropriate, impose a sanction on the violator, which may include a letter of censure, fine, forfeiture of profits, suspension, and/or termination of employment. .
9.         Records
   The following records shall be maintained by the Investment Company for a period of not less than five (5) years:
a.         A copy of these Procedures;
b. Records of any violation of these Procedures and actions taken by the Investment Adviser in response to such violation;
c. Copies of Access Person reports and broker-dealer confirmations and account statements; and
d.         Lists of Access Persons;
e. A copy of each annual compliance and certification report; and f. A record of approval of and rationale supporting, the acquisition of securities in IPOs and private placements
10.   Sanctions
      Upon discovering a violation of this Code, the Advisor may impose such sanctions, as it deems appropriate, including, among other things, a letter of censure, or suspension, or termination of employment of the violator. All material violations of this Code and any sanctions imposed with respect thereto shall be reported periodically to the board of directors with respect to which the violation occurred.
11.        Training
a. Each newly hired or newly designated Access Person shall receive a copy of these Procedures and shall be required to certify within ten
           (10) days of receipt of such Procedures that he or she has read and understands the Procedures and to provide a holdings report to the compliance offer at the same time.
b. The compliance officer shall review the Procedures with any newly hired or newly designated Access Person.
c. The compliance officer shall at least annually conduct a training seminar reviewing the requirements of the Procedures and the required duties of the Access Persons.

                          REMS GROUP
                          PRE-CLEARANCE OF SECURITIES TRANSACTION
                                [GRAPHIC OMITTED]
DATE _________________

NAME  ________________________________________________________

Security  _____________________________________   Symbol ___________
Number of Shares _______________   Principal Amount  __________________
__ BUY     __ SELL  (Check One)
Comments:
APPROVAL _____________________________________
DATE  __________________________________________